MARKED
SEC. FILE NOS. 33-6180
               811-4694

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-1A
                            Registration Statement
                                    Under
                           the Securities Act of 1933
                        Post-Effective Amendment No.  20
                                     and
                             Registration Statement
                                    Under
                       The Investment Company Act of 1940
                                Amendment No.  22

                     THE AMERICAN FUNDS TAX-EXEMPT SERIES II
                  Exact Name of Registrant as specified in charter)
                              333 South Hope Street
                          Los Angeles, California 90071
                      (Address of principal executive offices)

                  Registrant's telephone number, including area code:
                                    (213) 486-9200


                               JULIE F. WILLIAMS, Secretary
                           The American Funds Tax-Exempt Series II
                                333 South Hope Street
                             Los Angeles, California 90071
                          (name and address of agent for service)


                                       Copies to:
                                Robert E. Carlson, Esq.
                          PAUL, HASTINGS, JANOFSKY & WALKER LLP
                           555 S. Flower Street, 23rd Floor
                              Los Angeles, CA  90071-2371
                              (Counsel for the Registrant)


                     Approximate date of proposed public offering:
 It is proposed that this filing become effective on November 1, 2000, pursuant to paragraph (b) of rule 485.

                     The Tax-Exempt Fund of California/(R)/

                                   Prospectus
                                NOVEMBER 1, 2000



 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 ---------------------------------------------------------
 THE AMERICAN FUNDS TAX-EXEMPT SERIES II
 THE TAX-EXEMPT FUND OF CALIFORNIA

 333 South Hope Street
 Los Angeles, California 90071


                               TICKER   NEWSPAPER      FUND
                               SYMBOL  ABBREVIATION   NUMBER
 ------------------------------------------------------------
 Class A                       TAFTX       TECA         20
 Class B                       TECBX      TECAB        220





 TABLE OF CONTENTS
 -------------------------------------------------------
  Risk/Return Summary                               2
 -------------------------------------------------------
  Fees and Expenses of the Fund                     5
 -------------------------------------------------------
  Investment Objectives, Strategies and Risks       6
 -------------------------------------------------------
  Management and Organization                       8
 -------------------------------------------------------
  Shareholder Information                          10
 -------------------------------------------------------
  Choosing a Share Class                           11
 -------------------------------------------------------
  Purchase and Exchange of Shares                  12
 -------------------------------------------------------
  Sales Charges                                    13
 -------------------------------------------------------
  Sales Charge Reductions and Waivers              15
 -------------------------------------------------------
  Plans of Distribution                            17
 -------------------------------------------------------
  How to Sell Shares                               18
 -------------------------------------------------------
  Distributions and Taxes                          20
 -------------------------------------------------------
  Financial Highlights                             22
 -------------------------------------------------------

THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS
                                                        TEFCA-010-1100/RRD

 ---------------------------------------------------------
 RISK/RETURN SUMMARY

 The fund's primary objective is to provide you with a high level of current income exempt from regular federal and California income taxes. Its secondary objective is to preserve your investment. It invests primarily in municipal bonds, including lower quality bonds, issued by municipalities in the state of California, including counties, cities, towns, and various regional or special districts.

 The fund is designed for investors seeking income exempt from federal and state taxes, and capital preservation over the long term. An investment in the fund is subject to risks, including the possibility that the fund may provide less income or decline in value in response to economic, political or social events in the U.S. or abroad. Because the fund invests in securities issued by California municipalities, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate in a single state. The values of debt securities may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds.

 Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                  THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

 INVESTMENT RESULTS

 The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.



                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

   (Results do not include a sales charge; if one were included, results would be lower.)

 [bar chart]
 1990   5.60
 1991  10.10
 1992   8.25
 1993  12.87
 1994  -5.08
 1995  17.59
 1996   4.37
 1997   8.54
 1998   6.13
 1999  -1.97
 [end chart]

  The fund's year-to-date return for the nine months ended September 30, 2000 was 7.32%.
 ------------------------------------------------------------------------------





 The fund's highest/lowest quarterly results during this time period were:

 HIGHEST               7.46%   (quarter ended March 31, 1995)
 LOWEST               -4.68%  (quarter ended March 31, 1994)

THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

 For periods ended December 31, 1999:

 AVERAGE ANNUAL
 TOTAL RETURN                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
 Class A - began 10/28/86
 (with the maximum sales charge   -5.66%     5.91%       6.04%        6.11%
 imposed)
 ------------------------------------------------------------------------------
 Class B - began 3/15/00            N/A       N/A         N/A          N/A
 ------------------------------------------------------------------------------
 Lehman Brothers Municipal        -2.06%     6.91%       6.89%        7.05%
 Bond Index/2/
 ------------------------------------------------------------------------------
 Lipper California Municipal      -5.16%     6.10%       6.12%        6.09%
 Debt Average/3/
 ------------------------------------------------------------------------------


 Class A yield:  4.76%
 (For current yield information, please call American FundsLine at 1-800-325-3590).

 1 Lifetime figures are from the date the fund's Class A shares began investment operations.

 2 The Lehman Brothers Municipal Bond Index represents the long-term investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions or expenses.

 3 The Lipper California Municipal Debt Funds Average represents funds that limit their assets to those securities that provide income that is exempt from taxation in California. This average is unmanaged and does not reflect sales charges, commissions or expenses.



 Unlike the bar chart on the previous page, this table reflects the fund's investment results with the maximum initial or deferred sales charge imposed, as required by Securities and Exchange Commission rules. Class A share results reflect the maximum initial sales charge of 3.75%. Sales charges are reduced for purchases of $100,000 or more. Results would be higher if they were calculated at net asset value. All fund results reflect the reinvestment of dividend and capital gain distributions.

 Class B shares are subject to a maximum deferred sales charge of 5.00% if shares are redeemed within the first year of purchasing them. The deferred sales charge declines thereafter until it reaches 0% after six years. Class B shares convert to Class A shares after eight years. Since the fund's Class B shares began investment operations on March 15, 2000, no results are available as of the most recent calendar year-end.

                                  THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

 ---------------------------------------------------------
 FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES
 (fees paid directly from your investment)             CLASS A    CLASS B
 --------------------------------------------------------------------------
 Maximum sales charge imposed on purchases              3.75%/1/   0.00%
 (as a percentage of offering price)
 --------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends   0.00%      0.00%
 --------------------------------------------------------------------------
 Maximum deferred sales charge                          0.00%/2/   5.00%/3/
 --------------------------------------------------------------------------
 Redemption or exchange fees                            0.00%      0.00%


 1 Sales charges are reduced or eliminated for purchases of $100,000 or more.

 2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.

 3 Deferred sales charges are reduced after 12 months and eliminated after six years.

 ANNUAL FUND OPERATING EXPENSES
 (expenses that are deducted from fund assets)  CLASS A    CLASS B/1/
 -----------------------------------------------
 Management Fees                                 0.39%       0.39%
 Distribution and/or Service (12b-1) Fees        0.25%/2/    1.00%/3/
 Other Expenses                                  0.08%       0.05%
 Total Annual Fund Operating Expenses            0.72%       1.44%


 1 Annualized.

 2 Class A 12b-1 expenses may not exceed 0.25% of the fund's average net assets annually.

 3 Class B 12b-1 expenses are 1.00% of the fund's average net assets annually.

 EXAMPLE

 This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same as shown above. The "Class A" example reflects the maximum initial sales charge in Year One. The "Class B - assuming redemption" example reflects applicable contingent deferred sales charges through Year Six (after which time they are eliminated). Both Class B examples reflect Class A expenses for Years 9 and 10 since Class B shares automatically convert to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your cumulative expenses would be:

                                   YEAR  YEAR   YEAR   YEAR
                                   ONE   THREE  FIVE   TEN
 Class A                           $446  $597   $761  $1,236
 ----------------------------------------------------------------------------
 Class B - assuming redemption     $647  $856   $987  $1,528
 Class B - assuming no redemption  $147  $456   $787  $1,528

THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

 ---------------------------------------------------------
 INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

 The fund's primary investment objective is to provide you with a high level of current income exempt from regular federal and California income taxes. Its secondary objective is preservation of capital. The fund seeks to achieve these objectives by investing primarily in municipal bonds, including lower quality bonds, issued by municipalities in the state of California. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

 Because the fund invests in securities of issuers within the State of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund which does not concentrate in a single state. For example, in the past, California voters have passed amendments to the state's constitution and other measures that limit the taxing and spending authority of California governmental entities and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California is contained in the statement of additional information.

 Under normal market conditions, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and California income taxes. The fund may invest up to 20% of its assets in securities that may subject you to federal alternative minimum tax; therefore, while the fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax. The fund will invest primarily in higher quality debt securities rated Baa or BBB or better by Moody's Investors Service, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality. However, the fund may invest up to 20% of its assets in lower quality debt securities rated Ba and BB or below or unrated but determined to be of equivalent quality.

 The values of most debt securities held by the fund may be affected by changing interest rates, and individual securities by changes in their effective maturities and credit ratings. For example, the values of bonds in the fund's portfolio generally will decline when interest rates rise and vice versa. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. The values of lower quality or longer maturity bonds will be subject to greater price fluctuations than higher quality or shorter

                                  THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS
 maturity bonds. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer as well as by monitoring economic and legislative developments.

 The fund may also hold cash or money market instruments or taxable debt securities. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objectives, but it also would reduce the fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

 The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

 ADDITIONAL INVESTMENT RESULTS

 For periods ended December 31, 1999:

 AVERAGE ANNUAL
 TOTAL RETURN                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
 Class A - began 10/28/86         -1.97%     6.72%       6.44%        6.41%
 (with no sales charge imposed)
 ------------------------------------------------------------------------------
 Class B - began 3/15/00            N/A       N/A         N/A          N/A
 ------------------------------------------------------------------------------
 Lehman Brothers Municipal        -2.06%     6.91%       6.89%        7.05%
 Bond Index/2/
 ------------------------------------------------------------------------------
 Lipper California Municipal      -5.16%     6.10%       6.12%        6.09%
 Debt Average/3/
 ------------------------------------------------------------------------------


 Class A distribution rate/4/:  4.87%

 1 Lifetime figures are from the date the fund's Class A shares began investment operations.

 2 The Lehman Brothers Municipal Bond Index represents the long-term investment grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions or expenses.

 3 The Lipper California Municipal Debt Funds Average represents funds that limit their assets to those securities that provide income that is exempt from taxation in California. This average is unmanaged and does not reflect sales charges, commissions or expenses.

 4 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

 ---------------------------------------------------------
 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Fees and Expenses of the Fund."

 Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing and with the Securities and Exchange Commission rules adopted in 1999 governing Codes of Ethics. This policy has also been incorporated into the fund's Code of Ethics.

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for The Tax-Exempt Fund of California are listed on the following page.

                                  THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

                                                                                      APPROXIMATE YEARS OF EXPERIENCE
                                                                                       AS AN INVESTMENT PROFESSIONAL
                                                          YEARS OF EXPERIENCE         (INCLUDING THE LAST FIVE YEARS)
                                                        AS PORTFOLIO COUNSELOR
           PORTFOLIO                                  (AND RESEARCH PROFESSIONAL,    -----------------------------------
         COUNSELORS FOR                                   IF APPLICABLE) FOR           WITH CAPITAL
         THE TAX-EXEMPT                                   THE TAX-EXEMPT FUND          RESEARCH AND
              FUND                                           OF CALIFORNIA              MANAGEMENT
         OF CALIFORNIA       PRIMARY TITLE(S)                (APPROXIMATE)                COMPANY
         ----------------------------------------------------------------------------  OR AFFILIATES      TOTAL YEARS
                                                                                     -----------------------------------
         NEIL L.         Senior Vice President      14 years (since the fund began   22 years           22 years
         LANGBERG        of the fund. Vice          operations)
                         President - Investment
                         Management Group, Capital
                         Research and Management
                         Company
         ---------------------------------------------------------------------------------------------------------------
         DAVID A.        Vice President of the      7 years                          9 years            12 years
         HOAG            fund. Vice President and
                         Director, Capital
                         Research Company*
         ---------------------------------------------------------------------------------------------------------------
         EDWARD B.       Vice President, Capital    2 years                          4 years            11 years
         NAHMIAS         Research Company*
           The fund began investment operations on October 28, 1986.
         * Company affiliated with Capital Research and Management Company
---------------------------------------------------------------------------------------------------------------------------

THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

 ---------------------------------------------------------
 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

                    Call toll-Free from anywhere in the U.S.
                               (8 a.m. to 8 p.m. ET):
                                   800/421-0180

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 2205      P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Brea, California   San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
92822-2205         78265-9522          46206-6007             23501-2280
Fax: 714/671-7080  Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773

 A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

 TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS.
  Additionally, accounts held by investment dealers may not offer certain services. If you have any questions, please contact your dealer.

                                  THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

 ---------------------------------------------------------
 CHOOSING A SHARE CLASS

 The fund offers both Class A and Class B shares. Each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation.

 Factors you should consider in choosing a class of shares include:

  .  How long you expect to own the shares

  .  How much you intend to invest

  .  The expenses associated with owning shares of each class

  . Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver)

 EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

 Differences between Class A and Class B shares include:


               CLASS A                                 CLASS B
 ------------------------------------------------------------------------------
  Initial sales charge of up to         No initial sales charge.
  3.75%. Sales charges are reduced or
  eliminated for purchases of
  $100,000 or more (see "Sales
  Charges - Class A").
 ------------------------------------------------------------------------------
  Distribution and service (12b-1)      Distribution and service (12b-1) fees
  fees of up to 0.25% annually.         of 1.00% annually.
 ------------------------------------------------------------------------------
  Higher dividends than Class B         Lower dividends than Class A shares due
  shares due to lower annual            to higher distribution fees and other
  expenses.                             expenses.
 ------------------------------------------------------------------------------
  No contingent deferred sales charge   A contingent deferred sales charge if
  (except on certain redemptions on     you sell shares within six years of
  purchases of $1 million or more       buying them.  The charge starts at 5%
  bought without an initial sales       and declines thereafter until it
  charge).                              reaches 0% after six years. (see "Sales
                                        Charges - Class B").
 ------------------------------------------------------------------------------
  No purchase maximum.                  Maximum purchase of $100,000.
 ------------------------------------------------------------------------------
                                        Automatic conversion to Class A shares
                                        after eight years, reducing future
                                        annual expenses.
 ------------------------------------------------------------------------------

THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

 ---------------------------------------------------------
 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE

 Generally, you may open an account by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

 EXCHANGE

 You may exchange your shares into shares of the same class of other funds in The American Funds Group generally without a sales charge. For purposes of computing the contingent deferred sales charge on Class B shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

 Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.


 PURCHASE MINIMUMS FOR CLASS A AND B SHARES
 To establish an account                           $  1,000
 To add to an account                              $     50
 PURCHASE MAXIMUM FOR CLASS B SHARES               $100,000

                                  THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

 SHARE PRICE

 The fund calculates its share price, also called net asset value, as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the security.

 Your shares will be purchased at the net asset value plus any applicable sales charge in the case of Class A shares, or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. Sales of certain Class A and B shares may be subject to contingent deferred sales charges.

 ---------------------------------------------------------
 SALES CHARGES

 CLASS A

 The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below.


                             SALES CHARGE AS A PERCENTAGE OF
                             ----------------------------------
                                                                    DEALER
                                                    NET           COMMISSION
                                OFFERING          AMOUNT           AS % OF
 INVESTMENT                       PRICE          INVESTED       OFFERING PRICE
 ------------------------------------------------------------------------------
 Less than $100,000               3.75%            3.90%            3.00%
 ------------------------------------------------------------------------------
 $100,000 but less than           3.50%            3.63%            2.75%
 $250,000
 ------------------------------------------------------------------------------
 $250,000 but less than           2.50%            2.56%            2.00%
 $500,000
 ------------------------------------------------------------------------------
 $500,000 but less than           2.00%            2.04%            1.60%
 $750,000
 ------------------------------------------------------------------------------
 $750,000 but less than $1
 million                          1.50%            1.52%            1.20%
 ------------------------------------------------------------------------------
 $1 million or more and certain other
 investments described below           see below  see below  see below



 CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

 Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not

THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS subject to a contingent deferred sales charge. Investments made through retirement plans, endowments or foundations with $50 million or more in assets, or through certain qualified fee-based programs may also be made with no sales charge and are not subject to a contingent deferred sales charge. The fund may pay a dealer concession of up to 1% under its Plan of Distribution on investments made with no initial sales charge.

 CLASS B

 Class B shares are sold without any initial sales charge. However, a contingent deferred sales charge may be applied to the value of the shares you redeem within six years of purchase, as shown in the table below.


 Shares sold within year           1    2    3    4    5     6
 ----------------------------------------------------------------
 Contingent deferred sales charge  5%   4%   4%   3%   2%    1%


 Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers for Class B Shares" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first and then shares that you have owned the longest. American Funds Distributors pays compensation equal to 4% of the amount invested to dealers who sell Class B shares.

 CLASS B CONVERSION TO A SHARES

 Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that this automatic conversion is not taxable. Should their position change, shareholders would still have the option of converting but may face certain tax consequences. Please see the statement of additional information for more information.

                                  THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

 ---------------------------------------------------------
 SALES CHARGE REDUCTIONS AND WAIVERS

 You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your Class A sales charge or waiver of your Class B contingent deferred sales charge using one or any combination of the methods described below, in the statement of additional information and "Welcome to the Family."

 REDUCING YOUR CLASS A SALES CHARGE

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for their own account(s) and/or:

  . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

  .  solely controlled business accounts.

  .  single-participant retirement plans.

 Other types of accounts may also be aggregated. You should check with your financial adviser or consult the statement of additional information or "Welcome to the Family" for more information.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of Class A and/or B shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing Class A and B holdings in the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

 STATEMENT OF INTENTION

 You can reduce the sales charge you pay on your Class A share purchases by establishing a Statement of Intention. A Statement of Intention allows you to combine all Class A and B share non-money market fund purchases, as well as individual American Legacy variable annuity and life insurance policies you intend to make over a 13-month period, to determine the applicable sales charge. At your request purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

 CONTINGENT DEFERRED SALES CHARGE WAIVERS FOR CLASS B SHARES

 The contingent deferred sales charge on Class B shares may be waived in the following cases:

  . when receiving payments through systematic withdrawal plans (up to 12% of the value of your account);

  . when receiving required minimum distributions from retirement accounts upon reaching age 70 1/2; or

  . for redemptions due to death or post-purchase disability of the shareholder.

 For more information, please consult your financial adviser, the statement of additional information or "Welcome to the Family."

                                  THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

 ---------------------------------------------------------
 PLANS OF DISTRIBUTION

 The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for annual expenses of up to 0.25% for Class A shares and 1.00% for Class B shares. Up to 0.25% of these payments are used to pay service fees to qualified dealers for providing certain shareholder services. The remaining 0.75% expense for Class B shares is used for financing commissions paid to your dealer. The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated above under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B shares may cost you more over time than paying the initial sales charge for Class A shares.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may provide additional compensation to, or sponsor informational meetings for, dealers as described in the statement of additional information.

THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

 ---------------------------------------------------------
 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

  THROUGH YOUR DEALER (CERTAIN CHARGES MAY APPLY)

  .  Shares held for you in your dealer's name must be sold through the dealer.

  WRITING TO AMERICAN FUNDS SERVICE COMPANY

  .  Requests must be signed by the registered shareholder(s).

  .  A signature guarantee is required if the redemption is:

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

  . American Funds Service Company reserves the right to require signature guarantee(s) on all redemptions.

  . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

  TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

  . Redemptions by telephone, fax, or computer (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

  .  Checks must be made payable to the registered shareholder.

  . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

                                  THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE OR FUNDSLINE ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

 ---------------------------------------------------------
 DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 The fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month.
  Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in November or December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in The American Funds Group or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

 TAX CONSEQUENCES

 Interest on municipal bonds is generally not included in gross income for federal income tax purposes. The fund is permitted to pass through to its shareholders federally tax-exempt income subject to certain requirements.
  However, the fund may invest in obligations which pay interest that is subject to state and local taxes when distributed by the fund.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes to the extent they include income from debt securities that are not exempt from tax - unless you are exempt from taxation.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 It is anticipated that federal exempt-interest dividends paid by the fund and derived from interest on bonds exempt from California income tax will also be exempt from California corporate and personal income tax (although not from California franchise tax). To the extent the fund's dividends are derived from interest on debt obligations other than California municipal securities, such dividends will be subject to such state's state income tax even though the dividends may be exempt from federal income tax.

                                  THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see the statement of additional information, the "Welcome to the Family" guide, and your tax adviser for further information.

THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

FINANCIAL HIGHLIGHTS/1/

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.


                                      Net gains/(losses)
             Net asset                  on securities                 Dividends
               value,        Net        (both realized    Total from  (from net   Distributions                   Net asset
Year ended  beginning of  investment         and          investment  investment  (from capital      Total      value, end of
August 31       year        income       unrealized)      operations   income)       gains)      distributions      year
-------------------------------------------------------------------------------------------------------------------------------
 CLASS A:
2000           $15.72       $.74/2/         $.31/2/         $1.05       $(.74)       $(.03)         $(.77)         $16.00
1999            16.60        .74            (.65)             .09        (.74)        (.23)          (.97)          15.72
1998            16.22        .79             .47             1.26        (.80)        (.08)          (.88)          16.60
1997            15.78        .83             .53             1.36        (.83)        (.09)          (.92)          16.22
1996            15.74        .84             .04              .88        (.84)        -              (.84)          15.78
 CLASS B:
2000            15.38        .24/2/          .67/2/           .91        (.29)        -              (.29)          16.00

                                          Ratio of    Ratio of net
                           Net assets,   expenses to   income to
Year ended                 end of year   average net  average net      Portfolio
August 31   Total return  (in millions)    assets        assets      turnover rate
-----------------------------------------------------------------------------------
 CLASS A:
2000           6.99%          $394           .72%        4.78%          41.68%/4/
1999           0.47            379           .70         4.55           22.68
1998           7.98            358           .71         4.83           27.78
1997           8.80            289           .72         5.15           15.68
1996           5.65            253           .73         5.25           27.60
 CLASS B:
2000           5.99              1          1.44/3/      3.81/3/        41.68/4/


 1 The years 1996 through 2000 represent, for Class A shares, fiscal years ended
  August 31. The period ended 2000 represents, for Class B shares, the 169-day period ended August 31, 2000. Class B shares were not offered before March 15, 2000. Total returns for such periods are based on activity during the period and thus are not representative of a full year. Total returns exclude all sales charges, including contingent deferred sales charges.

 2 Based on average shares outstanding.

 3 Annualized

 4 Represents portfolio turnover rate (equivalent for all share classes) for the fiscal year ended August 31, 2000.

                                  THE TAX-EXEMPT FUND OF CALIFORNIA / PROSPECTUS

 FOR SHAREHOLDER SERVICES                  American Funds Service Company
                                                             800/421-0180
 FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator
 FOR DEALER SERVICES                          American Funds Distributors
                                                     800/421-9900 Ext. 11
 FOR 24-HOUR INFORMATION                            American FundsLine(R)
                                                             800/325-3590
                                             American FundsLine OnLine(R)
                                             http://www.americanfunds.com


            Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                            *     *     *     *     *

 MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

 The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

 If you would like to receive individual copies of these documents, or a free copy of the SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope
 Street, Los Angeles, California 90071.
 Investment Company File No. 811-4694
                                                       Printed on recycled paper

                    THE AMERICAN FUNDS TAX-EXEMPT SERIES II
                        THE TAX-EXEMPT FUND OF CALIFORNIA

                                     Part B
                      Statement of Additional Information

                                November 1, 2000


This document is not a prospectus but should be read in conjunction with the current prospectus of The Tax-Exempt Fund of California (the "fund" or "TEFCA") dated November 1, 2000. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:


                    The American Funds Tax-Exempt Series II
                      The Tax-Exempt Fund of California
                              Attention: Secretary
                             333 South Hope Street
                          Los Angeles, California 90071
                                 (213) 486-9200

                               TABLE OF CONTENTS



Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .       12
Fund Organization and Voting Rights . . . . . . . . . . . . . . . .       14
Fund Trustees and Other Officers. . . . . . . . . . . . . . . . . .       15
Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       18
Dividends, Distributions and Taxes. . . . . . . . . . . . . . . . .       21
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       28
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       30
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       32
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       35
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       36
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       37
Shareholder Account Services and Privileges . . . . . . . . . . . .       39
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       41
General Information . . . . . . . . . . . . . . . . . . . . . . . .       41
Class A Share Investment Results and Related Statistics . . . . . .       43
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       45
Financial Statements





                   The Tax-Exempt Fund of California - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


 .    The fund will invest at least 80% of its assets in, or derive at least 80%
     of its income from, securities that are exempt from both federal and California income taxes.
 .    The fund may invest up to 20% of its assets in securities subject to alternative minimum taxes.
 .    The fund will invest at least 65% of its assets in debt securities rated
     BBB by Standard & Poor's Corporation (S&P) or Baa by Moody's Investors Services, Inc. (Moody's) or better or unrated but determined to be of equivalent quality.
 .    The fund may invest up to 20% of its assets in straight debt securities rated BB by S&P and Ba by Moody's or below or unrated but determined to be of equivalent quality.
 .    The fund will invest substantially in securities with maturities in excess of three years.

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objectives, Strategies and Risks."


DEBT SECURITIES - Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general their prices decline when interest rates rise and vice versa.


Lower quality, lower rated bonds rated Ba or below by Standard & Poor's Corporation and BB or below by Moody's Investors Services, Inc. or unrated but considered to be of equivalent quality are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower quality, lower rated bonds.


Certain risk factors relating to "lower quality, lower rated bonds" are discussed below.


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Lower quality, lower rated bonds can be sensitive to adverse economic changes and political and corporate developments and may be less sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of lower quality, lower rated bonds.


                   The Tax-Exempt Fund of California - Page 2

     PAYMENT EXPECTATIONS - Lower quality, lower rated bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower quality, lower rated bonds, especially in a thin market.

MUNICIPAL BONDS - Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, their exclusion from gross income for federal income tax purposes and, where applicable, state and local income tax are rendered by bond counsel to the issuing authorities at the time of issuance.


The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.


Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.


Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Most of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to


                   The Tax-Exempt Fund of California - Page 3 the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit, or other credit enhancement for the bond issue.


MUNICIPAL LEASE OBLIGATIONS - The fund may invest, without limitation, in municipal lease revenue obligations that are determined to be liquid by the Investment Adviser. In determining whether these securities are liquid, the Investment Adviser will consider, among other things, the credit quality and support, including strengths and weaknesses of the issuers and lessees, the terms of the lease, the frequency and volume of trading and the number of dealers trading the securities.


ZERO COUPON BONDS - Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.


PRE-REFUNDED BONDS - From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For the purposes of diversification, pre-refunded bonds will be treated as governmental issues.


CASH AND CASH EQUIVALENTS - These securities include, but are not limited to:
(i) tax-exempt commercial paper (e.g., short-term notes obligations issued by municipalities that mature, or may be redeemed in 270 days or less), (ii) municipal notes (e.g., bond anticipation notes, revenue anticipation notes, and tax anticipation notes issued by municipalities that mature, or may be redeemed in one year or less), (iii) municipal obligations backed by letters of credit issued by banks or other financial institutions or government agencies that mature, or may be redeemed in one year or less, (iv) tax-exempt variable rate debt issued by municipal conduits for corporate obligors, and (v) securities of the U.S. Government, its agencies or instrumentalities that mature, or may be redeemed in one year or less.


RISK FACTORS RELATING TO CALIFORNIA DEBT OBLIGATIONS - The following describes certain risks relating to debt obligations of California issuers. This information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the State of California (the "State") and various local agencies in California, available as of the date of this Prospectus.
 While the Investment Adviser has not independently verified such information, it has no reason to believe that such information is not correct in all material respects. In addition to this current information, future California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could have an adverse effect on the debt obligations of California issuers. The initiative process is used quite often in California, resulting in numerous initiative items on the ballot for most state and local elections, any of which could affect the ability of public entities to pay their obligations.


Certain debt obligations held by the fund may be obligations of issuers which rely in whole or in substantial part on California state revenues for the continuance of their operations and the payment of their obligations. Certain state property and other state tax revenues and moneys


                   The Tax-Exempt Fund of California - Page 4 from the State's general fund are appropriated by the state legislature each fiscal year for distribution to counties, cities and their various taxing entities, such as school districts, to assist such local entities in providing essential governmental functions, including those required by state law. During the severe recession California experienced from 1991 to 1993, the state legislature eliminated significant components of its aid to local governments.
 The State has since increased aid to local governments and reduced certain mandates for local services. Whether legislation will be enacted in the future to either increase or reduce the redistribution of state revenues to local governments, or to make them less dependent on state budget decisions, cannot be predicted. To the extent local entities do not receive money from the State to pay for their operations and services, their ability to pay debt service on obligations held by the fund may be impaired.<


Certain of the debt obligations may be obligations of issuers who rely in whole or in part on ad valorem real or personal property taxes as a source of revenue or may be leases subject to annual appropriation by the lessor. Article XIIIA of the California Constitution limits the taxing powers of California public agencies. Article XIIIA provides that the maximum ad valorem tax on real property cannot exceed one percent of the full cash value of the property, and effectively prohibits the levying of any other ad valorem property tax, even with voter approval. Full cash value is defined as the County Assessor's valuation of real property as shown on the 1975-76 tax bill under "full cash value" or, thereafter, the appraisal value of real property when purchased, newly constructed, or when a change in ownership has occurred after the 1975 assessment. The full cash value is subject to annual adjustment to reflect inflation at a rate not to exceed two percent or a reduction in the consumer price index or comparable local data, or declining property value caused by damage, destruction or other factors. Article XIIIB of the California Constitution limits the amount of appropriations of state and of local governments from "proceeds of taxes" to the amount of appropriations of the entity for the prior year, adjusted for changes in the cost of living, population and certain other adjustments. Both Article XIIIA and Article XIIIB were adopted by the people of the State of California pursuant to the State's initiative constitutional amendment process.


Certain debt obligations held by the fund may be obligations payable solely from lease payments on real property leased to the state, cities, counties or their various public entities, especially since the adoption of Article XIIIA described above because such leases are structured so as not to create a statutory "debt" of the leasing entity. However, to insure that a debt is not technically created, California law requires that the lessor is not required to make lease payments during any period that it is denied use and occupancy of the property lease in proportion to such loss. Moreover, the lessor does not agree to pay lease payments beyond the current fiscal year; it only agrees to include lease payments in its annual budget for each fiscal year. In case of a default under the lease, the only remedy available against the lessor is that of reletting the property; no acceleration of lease payments is permitted. Each of these factors presents a risk that the lease financing obligations held by the fund would not be paid in a timely manner.


Proposition 62 was approved by the voters in 1986 and fully activated in 1995 by a state Supreme Court ruling. Proposition 62 took away general law cities' and counties' authority to impose other general purpose taxes without voter approval.


On November 5, 1996, Proposition 218 was accepted by a majority of California voters. Proposition 218 constrains local governments' ability to impose "property-related" fees, assessments and taxes. This measure applies to all cities, counties, special districts, redevelopment agencies and school districts in California. This amendment basically extended


                   The Tax-Exempt Fund of California - Page 5 to charter cities the same voter approval requirements imposed under Proposition 62 on general law cities and counties.


Certain debt obligations held by the fund may be obligations which are payable solely from the revenues of health care institutions. Certain provisions under California law may adversely affect these revenues and, consequently, payment on those debt obligations.


The federally sponsored Medicaid program for health care services to eligible welfare beneficiaries in California is known as the Medi-Cal program. In the past, the Medi-Cal program has provided a cost-based system of reimbursement for inpatient care furnished to Medi-Cal beneficiaries by any eligible hospital.
 The State now selectively contracts by county with California hospitals to provide reimbursement for non-emergency inpatient services to Medi-Cal beneficiaries, generally on a flat per diem payment basis regardless of cost.
 California law also permits private health plans and insurers to contract selectively with hospitals for services to beneficiaries on negotiated terms, generally at rates lower than standard charges. It is expected that hospitals that do not contract with health plans and insurers will experience some decrease in patient census.


Debt obligations payable solely from revenues of health care institutions may also be insured by the State pursuant to an insurance program operated by the Office of Statewide Health Planning and Development (the "Office"). Most such debt obligations are secured by a mortgage of real property in favor of the Office and the holders. If a default occurs on such insured debt obligations, the Office may either continue to make debt service payments on the obligations or foreclose on the mortgage and request the State Treasurer to issue debentures payable from a reserve fund established under the insurance program (the Health Facility Construction Loan Insurance Fund or "HFCLIF") or from unappropriated State funds. In the event of a default, any debenture payable from the HFCLIF would become payable on a par with general obligations bonds issued by the State.


Certain debt obligations held by the fund may be obligations which are secured in whole or in part by a mortgage or deed of trust on real property. California has five principal statutory provisions which limit the remedies of a creditor secured by a mortgage or deed of trust. Two limit the creditor's right to obtain a deficiency judgment, one limitation being based on the method of foreclosure and the other on the type of debt secured. Under the former, a deficiency judgment is barred when the foreclosure is accomplished by means of nonjudicial trustee's sale. Under the latter, a deficiency judgment is barred when the foreclosed mortgage or deed of trust secures certain purchase money obligations. Another California statute, commonly known as the "one form of action" rule, requires creditors secured by real property to exhaust their real property security by foreclosure before bringing a personal action against the debtor. The fourth statutory provision limits any deficiency judgment obtained by a creditor secured by real property following a judicial sale of such property to the excess of the outstanding debt over the fair value of the property at the time of the sale, thus preventing the creditor from obtaining a large deficiency judgment against the debtor as the result of low bids at a judicial sale. The fifth statutory provision gives the debtor the right to redeem the real property from any judicial foreclosure sale as to which a deficiency judgment may be ordered against the debtor.


Upon the default of a mortgage or deed of trust with respect to California real property, the creditor's nonjudicial foreclosure rights under the power of sale contained in the mortgage or deed of trust are subject to the constraints imposed by California law upon transfers of title to real property by private power of sale. During the three-month period beginning with the filing of a


                   The Tax-Exempt Fund of California - Page 6 formal notice of default, the debtor is entitled to reinstate the mortgage by making any overdue payments. Under standard loan servicing procedures, the filing of the formal notice of default does not occur unless at least three full monthly payments have become due and remain unpaid. The power of sale is exercised by posting and publishing a notice of sale for at least 20 days after expiration of the three-month reinstatement period. Therefore, the effective minimum period for foreclosing on a mortgage could be in excess of seven months after the initial default. Such time delays in collections could disrupt the flow of revenues available to an issuer for the payment of debt service on the outstanding obligations if such defaults occur with respect to a substantial number of mortgages or deeds of trust securing an issuer's obligations.


In addition, a court could find that there is sufficient involvement of the issuer in the nonjudicial sale of property securing a mortgage for such private sale to constitute "state action," and could hold that the private right-of-sale proceedings violate the due process requirements of the federal or state constitutions, consequently preventing an issuer from using the nonjudicial foreclosure remedy described above.


Certain debt obligations held by the fund may be obligations which finance the acquisition of single-family home mortgages for low and moderate income mortgagors. These obligations may be payable solely from revenues derived from the home mortgages, and are subject to California's statutory limitations described above applicable to obligations secured by real property. Under California anti-deficiency legislation, there is no personal recourse against a mortgagor of a single family residence purchased with the loan secured by the mortgage, regardless of whether the creditor chooses judicial or nonjudicial foreclosure.


Under California law, mortgage loans secured by single-family owner-occupied dwellings may be prepaid at any time. Prepayment charges on such mortgage loans may be imposed only with respect to voluntary prepayments made during the first five years during the term of the mortgage loan, and cannot in any event exceed six months' advance interest on the amount prepaid in excess of 20% of the original principal amount of the mortgage loan. This limitation could affect the flow of revenues available to an issuer for debt service on the outstanding debt obligations which financed such home mortgages.


The California economy and general financial condition affect the ability of the State and local governments to raise and redistribute revenues to assist issuers of municipal securities to make timely payments on their obligations.
 California is the most populous state in the nation with a total population estimated at 33.4 million. California has a diverse economy, with major employment in the agriculture, manufacturing, high technology, services, trade, entertainment and construction sectors. After experiencing strong growth throughout much of the 1980s, from 1990-1993 the State suffered through a severe recession, the worst since the 1930's, heavily influenced by large cutbacks in defense/aerospace industries, military base closures and a major drop in real estate construction. California's economy has been performing strongly since the start of 1994.


Certain of the State's significant industries, such as high technology, are sensitive to economic disruptions in their export markets and the State's rate of economic growth, therefore, could be adversely affected by any such disruption. A significant downturn in U.S. stock market prices could adversely affect California's economy by reducing household spending and business investment, particularly in the important high technology sector. Moreover, a large and increasing share of the State's General Fund revenue in the form of income and capital gains


                   The Tax-Exempt Fund of California - Page 7 taxes is directly related to, and would be adversely affected by a significant downturn in the performance of, the stock markets.


In addition, it is impossible to predict the time, magnitude or location of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck the Los Angeles area, causing significant damage in a four county area. The possibility exists that another such earthquake could create a major dislocation of the California economy and significantly affect state and local government budgets.


The recession severely affected state revenues while the State's health and welfare costs were increasing. Consequently, the State had a lengthy period of budget imbalance; the State's accumulated budget deficit approached $2.8 billion at its peak at June 30, 1993. The large budget deficits depleted the State's available cash resources and it had to use a series of external borrowings to meet its cash needs. With the end of the recession, the State's financial condition improved, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint.
 The accumulated budget deficit from the recession years was eliminated. No deficit borrowing has occurred at the end of the last several fiscal years. The State has also increased aid to local governments and reduced certain mandates for local services.


It is not possible to predict the future impact of the voter initiatives, State constitutional amendments, legislation or economic considerations described above, or of such initiatives, amendments or legislation that may be enacted in the future, on the long-term ability of the State of California or California municipal issuers to pay interest or repay principal on their obligations.
There is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent. For example, in December 1994, Orange County, California, together with its pooled investment funds, which included investment funds from other local governments, filed for bankruptcy. Los Angeles County, the nation's largest county, in the recent past has also experienced financial difficulty and its financial condition will continue to be affected by the large number of County residents who are dependent on government services and by a structural deficit in its health department. Nonetheless, California's improved economy has caused Los Angeles County, and other local governments, to come under increased pressure from public employee unions for improved compensation and retirement benefits.


At the State level, the combination of resurging exports, a strong stock market, and a rapidly growing economy in 1999 and early 2000 resulted in unprecedented growth in General Fund revenues during fiscal year 1999-2000. Revenues are estimated to have been about $71.2 billion, which is $8.2 billion higher than projected for the 1999 Budget Act. The State's Special Fund for Economic Uncertainties ("SFEU") had a record balance of over $7.2 billion on June 30, 2000. On that date, the Governor signed the 2000 Budget Act enacting the State's fiscal year 2000-01 budget. The spending plan assumes General Fund revenues and transfers of $73.9 billion, an increase of 3.8 percent above the estimates for 1999-2000. The Budget Act appropriates $78.8 billion from the General Fund, an increase of 17.3 percent over 1999-2000, and reflects the use of $5.5 billion from the SFEU. The Budget Act also includes Special Fund expenditures of $15.6 billion, from revenues estimated at $16.5 billion, and Bond Fund expenditure of $5.0 billion.


In order not to place undue pressure on future budget years, about $7.0 billion of the increased spending in 2000-01 will be for one-time expenditures and investments. The State estimates the SFEU will have a balance of $1.781 billion at June 30, 2001. In addition, the Governor held back


                   The Tax-Exempt Fund of California - Page 8

$500 million as a set aside for litigation costs. The Governor vetoed just over $1 billion in General Fund and Special Fund appropriations from the 2000 Budget Act in order to achieve the budget reserve. The State will not undertake a revenue anticipation note borrowing in 2000-01.


THE FOREGOING DISCUSSION OF THE 2000-01 FISCAL YEAR BUDGET IS BASED IN LARGE PART ON STATEMENTS MADE IN A RECENT "PRELIMINARY OFFICIAL STATEMENT" DISTRIBUTED BY THE STATE OF CALIFORNIA. IN THAT DOCUMENT, THE STATE INDICATED THAT ITS DISCUSSION OF THE FISCAL YEAR BUDGET IS BASED ON ESTIMATES AND PROJECTIONS OF REVENUES AND EXPENDITURES FOR THE CURRENT FISCAL YEAR AND MUST NOT BE CONSTRUED AS STATEMENTS OF FACT. THE STATE NOTED FURTHER THAT THE ESTIMATES AND PROJECTIONS ARE BASED UPON VARIOUS ASSUMPTIONS WHICH MAY BE AFFECTED BY NUMEROUS FACTORS, INCLUDING FUTURE ECONOMIC CONDITIONS IN THE STATE AND THE NATION, AND THAT THERE CAN BE NO ASSURANCE THAT THE ESTIMATES WILL BE ACHIEVED.


State Indebtedness
------------------


As of July 1, 2000, the State had over $21.3 billion aggregate amount of its general obligation bonds outstanding. General obligation bond authorizations in an aggregate amount of approximately $14.8 billion remained unissued as of July 1, 2000. The State also builds and acquires capital facilities through the use of lease purchase borrowing. As of July 1, 2000, the State had approximately $6.7 billion of outstanding Lease-Purchase Debt.


In addition to the general obligation bonds, State agencies and authorities had approximately $27 billion aggregate principal amount of revenue bonds and notes outstanding as of June 30, 2000. Revenue bonds represent both obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by such revenue bonds.
 Such enterprises and projects include transportation projects, various public works and exposition projects, educational facilities (including the California State University and University of California systems), housing, health facilities and pollution control facilities.


Litigation
----------


The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings that, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources.


Ratings
-------


Because of the State's continuing budget problems, the State's General Obligation bonds were downgraded in July 1994 to A1 from Aa by Moody's, to A from A+ by Standard & Poor's, and to A from AA by Fitch. All three rating agencies expressed uncertainty in the State's ability to balance the budget by 1996. The State's improved economy and budget, however, have resulted in several upgrades in its general obligation bond ratings. As of October 6, 2000, the State's general obligation bonds were rated Aa2 by Moody's. AA by Standard & Poor's, and AA by Fitch. It is not presently possible to determine whether, or the extent to which, Moody's, S&P or Fitch will change such ratings in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued


                   The Tax-Exempt Fund of California - Page 9 by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.


U.S. VIRGIN ISLANDS AND PUERTO RICO OBLIGATIONS - The fund may invest in obligations of the Commonwealth of Puerto Rico and its agencies and authorities and the U.S. Virgin Islands to the extent such obligations are exempt from federal and state income taxes. Adverse political and economic conditions and developments, affecting Puerto Rico and the U.S. Virgin Islands, may in turn affect negatively the value of the fund's holdings in such obligations.


SECURITIES SUBJECT TO ALTERNATIVE MINIMUM TAX - The fund may invest in tax-exempt securities believed to pay interest constituting an item of tax preference subject to alternative minimum tax; therefore, while the fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


As the fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


VARIABLE AND FLOATING RATE OBLIGATIONS - The interest rates payable on certain securities in which the fund may invest may not be fixed but may fluctuate based upon changes in market rates. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest. Variable and floating rate obligations permit the fund to "lock in" the current interest rate for only the period until the next scheduled rate adjustment, but the rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.


TEMPORARY INVESTMENTS - The fund may invest in short-term municipal obligations of up to one year in maturity during periods of temporary defensive strategy resulting from abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from all such securities is exempt from federal income tax. Further, a portion of the fund's assets, which will normally be less than 20%, may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include:


                  The Tax-Exempt Fund of California - Page 10

(1) obligations of the U.S. Treasury; (2) obligations of agencies and instrumentalities of the U.S. Government; (3) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances; and (4) repurchase agreements.


ADJUSTMENT OF MATURITIES - The Investment Adviser seeks to anticipate movements in interest rates and adjusts the maturity distribution of the portfolio accordingly. Keeping in mind the fund's objective, the Investment Adviser will increase the fund's exposure to this price volatility only when it appears likely to increase current income without undue risk to capital.


ISSUE CLASSIFICATION - Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. Correspondingly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The Investment Adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.


The Investment Adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the fund to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited (or non-existent).


CONCENTRATION OF INVESTMENTS - The fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state. This may make the fund more susceptible to similar economic, political, or regulatory occurrences such as changes in healthcare regulations, environmental considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation. As the similarity in issuers increases, the potential for fluctuations in the fund's share price may increase. The fund may invest more than 25% of its assets in industrial development bonds.


PRIVATE PLACEMENTS - Generally, municipal securities acquired in private placements are subject to contractual restrictions on resale. Accordingly, all private placements will be considered illiquid unless they have been specifically determined to be liquid, taking into account factors such as the frequency and volume of trading and the commitment of dealers to make markets under procedures adopted by the fund's board of directors.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. All such securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures which have been adopted by the fund's board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain


                  The Tax-Exempt Fund of California - Page 11 with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the fund may be delayed or limited. There is no current intent to engage in this investment practice over the next 12 months.


                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved.


The fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


These restrictions provide that the fund may not:

 1. Invest more than 5% of the value of its total assets in the securities of any one issuer provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

 2. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein;


                  The Tax-Exempt Fund of California - Page 12

 3. Make loans to others, except for the purchase of debt securities or entering into repurchase agreements;

 4. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

 5. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales;

 6. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes;

7. Underwrite any issue of securities, except to the extent that the purchase of municipal bonds directly from the issuer in accordance with the fund's investment objective, policies and restrictions, and later resale may be deemed to be an underwriting;

8.   Invest in companies for the purpose of exercising control or management;

9. Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;

10. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof;

11. Invest more than 25% of its assets in securities of any industry, although for purposes of this limitation, the issuers of municipal securities and U. S. Government obligations are not considered to be part of any industry.

For the purpose of the fund's investment restrictions, the identification of the issuer of municipal bonds which are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the obligation as described, the most significant of which is the ultimate source of funds for the payment of principal of and interest on such bonds.

For purposes of Investment Restriction #9, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases.

NON-FUNDAMENTAL POLICIES - The following non-fundamental policy(ies) may be changed without shareholder approval:


     The fund may not:

     (a) invest 25% or more of its assets in securities the interest on which is paid from revenues of similar type projects (such as hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities). The fund may, however, invest more than an aggregate of 25% of its total assets in industrial development bonds.

     (b) invest more than 15% of its value of its net assets in illiquid securities.


                  The Tax-Exempt Fund of California - Page 13

     (c) invest in securities of other investment companies, except as permitted by the Investment Company Act of 1940, as amended.

                    FUND ORGANIZATION AND VOTING RIGHTS

The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust on May 30, 1986.


All fund operations are supervised by the fund's Board of Trustees which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in "Trustees and Trustee Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has two classes of shares - Class A and Class B. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Trustees. Class A and Class B shareholders have exclusive voting rights with respect to the rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


                  The Tax-Exempt Fund of California - Page 14

                           FUND TRUSTEES AND OFFICERS

                       Trustees and Trustee Compensation



                                                                                             AGGREGATE
                                                                                            COMPENSATION
                                                                                       (INCLUDING VOLUNTARILY
                                                                                              DEFERRED
                                                                                          COMPENSATION/1/)
                                                                                           FROM THE FUND
                                POSITION                                                 DURING FISCAL YEAR
                                  WITH           PRINCIPAL OCCUPATION(S) DURING                ENDED
   NAME, ADDRESS AND AGE       REGISTRANT                 PAST 5 YEARS                    AUGUST 31, 2000
---------------------------------------------------------------------------------------------------------------
 Richard G. Capen, Jr.         Trustee       Corporate Director and author; former            $2,114/3/
 6077 San Elijo, Box 2494                    United States Ambassador to Spain;
 Rancho Santa Fe, CA 92067                   former Vice Chairman of the Board,
 Age: 66                                     Knight-Ridder, Inc., former Chairman
                                             and Publisher, The Miami Herald
                                                            ----------------
---------------------------------------------------------------------------------------------------------------
 H. Frederick Christie         Trustee       Private Investor.  Former President and          $2,058/3/
 P.O. Box 144                                Chief Executive Officer, The Mission
 Palos Verdes Estates, CA                    Group (non-utility holding company,
 90274                                       subsidiary of Southern California
 Age: 67                                     Edison Company
---------------------------------------------------------------------------------------------------------------
 +Don R. Conlan                Trustee       President (retired), The Capital Group            none/4/
 1630 Milan Avenue                           Companies, Inc.
 South Pasadena, CA 91030
 Age: 64
---------------------------------------------------------------------------------------------------------------
 Diane C. Creel                Trustee       CEO and President, The Earth Technology          $1,900/3/
 100 W. Broadway                             Corporation (international consulting
 Suite 5000                                  engineering)
 Long Beach, CA 90802
 Age: 51
---------------------------------------------------------------------------------------------------------------
 Martin Fenton                 Trustee       Managing Director, Senior Resource               $2,500/3/
 4660 La Jolla Village                       Group LLC (development and management
 Drive                                       of senior living communities)
 Suite 725
 San Diego, CA 92122
 Age: 65
---------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller             Trustee       President, Fuller Consulting (financial          $2,131/3/
 4337 Marina City Drive                      management consulting firm)
 Suite 841 ETN
 Marina del Rey, CA 90292
 Age: 54
---------------------------------------------------------------------------------------------------------------
 +*Abner D. Goldstine          President,    Senior Vice President and Trustee,                none/4/
 Age: 70                       PEO and       Capital Research and Management Company
                               Trustee
---------------------------------------------------------------------------------------------------------------
 +**Paul G. Haaga, Jr.         Chairman      Executive Vice President and Director,            none/4/
    Age: 51                    of            Capital Research and Management Company
                               the Board
---------------------------------------------------------------------------------------------------------------
 Richard G. Newman             Trustee       Chairman, President and CEO, AECOM               $2,531/3/
 3250 Wilshire Boulevard                     Technology Corporation (architectural
 Los Angeles, CA 90010-1599                  engineering)
 Age: 65
---------------------------------------------------------------------------------------------------------------
 Frank M .Sanchez              Trustee       President, The Sanchez Family                    $2,550/3/
 5234 Via San Delarro, #1                    Corporation dba McDonald's Restaurants
 Los Angeles, CA 90022                       (McDonald's licensee)
 Age: 57
---------------------------------------------------------------------------------------------------------------
                                   TOTAL COMPENSATION
                                 (INCLUDING VOLUNTARILY
                                        DEFERRED
                                  COMPENSATION/1/) FROM      TOTAL NUMBER
                                  ALL FUNDS MANAGED BY         OF FUND
                                  CAPITAL RESEARCH AND          BOARDS
                                   MANAGEMENT COMPANY          ON WHICH
                              OR ITS AFFILIATES/2/ FOR THE     TRUSTEE
   NAME, ADDRESS AND AGE       YEAR ENDED AUGUST 31, 2000     SERVES/2/
--------------------------------------------------------------------------
 Richard G. Capen, Jr.                 $88,153/3/                 14
 6077 San Elijo, Box 2494
 Rancho Santa Fe, CA 92067
 Age: 66
--------------------------------------------------------------------------
 H. Frederick Christie                 $214,453/3/                19
 P.O. Box 144
 Palos Verdes Estates, CA
 90274
 Age: 67
--------------------------------------------------------------------------
 +Don R. Conlan                          none/4/                   7
 1630 Milan Avenue
 South Pasadena, CA 91030
 Age: 64
--------------------------------------------------------------------------
 Diane C. Creel                        $42,320/3/                 12
 100 W. Broadway
 Suite 5000
 Long Beach, CA 90802
 Age: 51
--------------------------------------------------------------------------
 Martin Fenton                         $128,153/3/                16
 4660 La Jolla Village
 Drive
 Suite 725
 San Diego, CA 92122
 Age: 65
--------------------------------------------------------------------------
 Leonard R. Fuller                     $87,953/3/                 13
 4337 Marina City Drive
 Suite 841 ETN
 Marina del Rey, CA 90292
 Age: 54
--------------------------------------------------------------------------
 +*Abner D. Goldstine                    none/4/                  12
 Age: 70
--------------------------------------------------------------------------
 +**Paul G. Haaga, Jr.                   none/4/                  15
    Age: 51
--------------------------------------------------------------------------
 Richard G. Newman                     $105,320/3/                13
 3250 Wilshire Boulevard
 Los Angeles, CA 90010-1599
 Age: 65
--------------------------------------------------------------------------
 Frank M .Sanchez                      $43,953/3/                 12
 5234 Via San Delarro, #1
 Los Angeles, CA 90022
 Age: 57
--------------------------------------------------------------------------





                  The Tax-Exempt Fund of California - Page 15

                  The Tax-Exempt Fund of California - Page 16

+ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or the parent company of the Investment Adviser, The Capital Group Companies, Inc.


* Address is 11100 Santa Monica Boulevard, Los Angeles, CA 90025
** Address is 333 South Hope Street, Los Angeles, CA 90071


1 Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustees.

2 Capital Research and Management Company manages The American Funds Group consisting of 29 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicle for certain variable insurance contracts; and Endowments, whose shareholders are limited to (i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as
  amended ("501(c)(3) organization");      (ii) any trust, the present or future
  beneficiary of which is a 501(c)(3) organization, and (iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. An affiliate of Capital Research and Management Company, Capital International, Inc., manages Emerging Markets Growth Fund, Inc.

3 Don R. Conlan, Paul G. Haaga, Jr., and Abner D. Goldstine are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.

4 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2000 fiscal year for participating Trustees is as follows: Richard G. Capen, Jr. ($4,315), H. Frederick Christie ($5,017), Diane C. Creel ($3,159), Martin Fenton ($16,381), Leonard R. Fuller ($4,734), Richard G. Newman ($33,284) and Frank M. Sanchez ($1,358). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustees.


                  The Tax-Exempt Fund of California - Page 17

                               OTHER OFFICERS



                               POSITION(S)     PRINCIPAL OCCUPATION(S) DURING
   NAME AND ADDRESS     AGE  WITH REGISTRANT            PAST 5 YEARS
-------------------------------------------------------------------------------
Neil L. Langberg        47   Senior Vice      Vice President - Investment
11100 Santa Monica           President        Management Group, Capital
Blvd.                                         Research and Management Company
Los Angeles, CA 90025
-------------------------------------------------------------------------------
Michael J. Downer       45   Vice President   Senior Vice President - Fund
333 South Hope Street                         Business Management Group,
Los Angeles, CA 90071                         Capital Research and Management
                                              Company
-------------------------------------------------------------------------------
David A. Hoag           35   Vice President   Vice President and Director,
11100 Santa Monica                            Capital Research Company*
Blvd.
Los Angeles, CA 90025
-------------------------------------------------------------------------------
Julie F. Williams       52   Secretary        Vice President - Fund Business
333 South Hope Street                         Management Group, Capital
Los Angeles, CA 90071                         Research and Management Company
-------------------------------------------------------------------------------
Anthony W. Hynes, Jr.   37   Treasurer        Vice President - Fund Business
135 South State                               Management Group, Capital
College Blvd.                                 Research and Management Company
Brea, CA 92821
-------------------------------------------------------------------------------
Kimberly S. Verdick     36   Assistant        Assistant Vice President - Fund
333 South Hope Street        Secretary        Business Management Group,
Los Angeles, CA 90071                         Capital Research and Management
                                              Company
-------------------------------------------------------------------------------



* Company affiliated with Capital Research and Management Company.

All of the officers listed are officers, and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.


No compensation is paid by the fund to any officer or Trustee who is a director, officer or employee of the Investment Adviser or affiliated companies. The fund pays annual fees of $1,500 to Trustees who are not affiliated with the Investment Adviser, plus $210 for each Board of Trustees meeting attended, plus a pro rata portion of $2,510 for each meeting of the Contracts Committee attended and a pro rata portion of $1,000 for each meeting of the Audit and Nominating Committees attended. No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the Investment Adviser. As of October 1, 2000 the officers and Trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


                                   MANAGEMENT

INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience.


                  The Tax-Exempt Fund of California - Page 18

The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $300 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until May 31, 2001, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees, and expenses paid to directors unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income shall be determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.


The Investment Adviser receives a fee at an annual rate of 0.30% on the first $60 million of average net assets, plus 0.21% on net assets over $60 million, plus 3% of gross investment income. Assuming net assets of $390 million and gross investment income levels of 4%, 5%,


                  The Tax-Exempt Fund of California - Page 19

6%, 7% and 8% management fees would be 0.34%, 0.37%, 0.40%, 0.43% and 0.46%, respectively.


The Investment Adviser has agreed that in the event the expenses of Class A shares of the fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended 2000, 1999, and 1998, the Investment Adviser received advisory fees of $1,442,000, $1,459,000, and $1,262,000, respectively.


PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. The fund has adopted Plans of Distribution (the "Plans"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). In addition, the Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the discounts which it allows to investment dealers. For Class B shares, the Principal Underwriter sells the rights to 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B shares. The fund also reimburses the Principal Underwriter for the immediate service fees advanced and paid to dealers by the Principal Underwriter for sales of Class B shares. The fund also reimburses the Principal Underwriter for the immediate service fees advanced and paid to dealers by the Principal Underwriter for sales of Class B shares.


Commissions retained by the Principal Underwriter on sales of Class A shares during the 2000 fiscal year amounted to $124,000 after allowance of $474,000 to dealers. During the fiscal years ended 1999 and 1998, the Principal Underwriter retained $205,000 and $183,000, respectively, on sales of Class A shares after an allowance of $794,000 and $713,000 to dealers, respectively. Revenue retained and service fee reimbursements received by the Principal Underwriter on sales of Class B shares during the 2000 fiscal year amounted to $6,000 after compensation of $38,000 to dealers.


As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Trustees and separately by a majority of the trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. The officers and trustees who are "interested persons" of the fund may be considered to have a direct or indirect financial interest in the operation of the Plans due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the Plans to the fund include shareholder services, savings to the fund in transfer agency costs, savings to the fund in


                  The Tax-Exempt Fund of California - Page 20 advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not "interested persons" of the fund are committed to the discretion of the trustees who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Trustees.


Under the Plans, the fund may expend up to 0.25% of its net assets annually for Class A shares and 1.00% of its net assets annually for Class B shares to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is being made. For Class A shares these include up to 0.25% in service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, rollover IRA accounts as described in "Individual Retirement Account (IRA) Rollovers" below, and retirement plans, endowments or foundations with $50 million or more in assets). For Class B shares these include 0.25% in service fees for qualified dealers and 0.75% in payments to the Principal Underwriter for financing commissions paid to qualified dealers selling Class B shares.


Commissions on sales of Class A shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code, including any "401(k)" plan with 100 or more eligible employees) in excess of the Class A Plan limitation not reimbursed during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, these commissions are not recoverable. During the 2000 fiscal year, distribution expenses under the Plan for Class A shares were limited to $924,000 for compensation to dealers or the Principal Underwriter. Had no limitation been in effect, the fund would have paid $939,000 in distribution expenses under the Plan for Class A shares. During the 2000 fiscal year, distribution expenses under the Plan of Distribution for Class B were $2,000. As of August 31, 2000, accrued and unpaid distribution expenses for Class A and Class B shares were $155,000 and $1,000, respectively .


OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

The fund declares dividends from its net investment income daily and distributes the accrued dividends to shareholders each month. The percentage of the distribution that is tax-exempt may vary from distribution to distribution. For the purpose of calculating dividends, daily net investment income of the fund consists of: (a) all interest income accrued on the fund's investments including any original issue discount or market premium ratably amortized to the date of maturity or determined in such other manner as may be deemed appropriate; minus
(b) all liabilities accrued, including interest, taxes and other expense items, amounts determined and


                  The Tax-Exempt Fund of California - Page 21 declared as dividends or distributions and reserves for contingent or undetermined liabilities, all determined in accordance with generally accepted accounting principles.


Dividends on Class A and Class B shares will be reinvested in shares of the fund of the same class unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus.


The following is only a summary of certain additional federal, state and local tax considerations generally affecting the fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the fund or its shareholders, and the discussion here and in the fund's Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situations.


FEDERAL TAXES - The fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income without fluctuation of principal. Shares of the fund generally would not be suitable for tax-exempt institutions or tax-deferred retirement plans (e.g., plans qualified under Section 401 of the Internal Revenue Code, and individual retirement accounts). Such retirement plans would not gain any benefit from the tax-exempt nature of the fund's dividends because such dividends would be ultimately taxable to beneficiaries when distributed to them. In addition, the fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.


The Internal Revenue Code of 1986 (the "Code") imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued.


The fund intends to meet all the requirements and has elected the tax status of a "regulated investment company" under the provisions of Subchapter M of the Code. Under Subchapter M, if the fund distributes within specified times at least 90% of the sum of its taxable and tax-exempt net investment income, it will be taxed only on that portion of its investment company taxable income, if any, which it retains.


To qualify, the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, cash


                  The Tax-Exempt Fund of California - Page 22 items, U.S. Government securities, securities of other regulated investment companies, and other securities which must be limited, in respect of any one issuer to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies) or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.


The percentage of total dividends paid by the fund with respect to any taxable year which qualify for exclusion from gross income ("exempt-interest dividends") will be the same for all shareholders receiving dividends during such year. In order for the fund to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the aggregate value of the Trust's and fund's assets must consist of certain tax-exempt obligations. Not later than 60 days after the close of its taxable year, the fund will notify each shareholder in writing of the portion of the dividends paid by the fund to the shareholder with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot, however, exceed the excess of the amount of interest excludable from gross income from tax under Section 103 of the Code received by the fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code.


Interest on indebtedness incurred by a shareholder to purchase or carry fund shares is not deductible for federal income tax purposes if the fund distributes exempt-interest dividends during the shareholder's taxable year. If a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend.


While the fund does not expect to realize substantial long-term capital gains, any net realized long-term capital gains will be distributed annually except as indicated above. The fund will have no tax liability with respect to such distributed gains, and the distributions will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held fund shares. Such distributions will be designated as a capital gains dividend in a written notice mailed by the fund to shareholders not later than 60 days after the close of the fund's taxable year. If a shareholder receives a designated capital gain distribution (treated by the shareholder as a long-term capital gain) with respect to any fund share and such fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that fund share will be treated as long-term capital loss to the extent of the designated capital gain distribution. Gain recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by the fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation.


In addition, while the fund does not expect to earn any significant investment company taxable income, in the event that any taxable income is earned by the fund it will be distributed except as indicated above. In general, the fund's investment company taxable income will be its taxable income (for example, its short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The fund would be taxed on any undistributed investment company


                  The Tax-Exempt Fund of California - Page 23 taxable income. Any such income distributed will be taxable to shareholders as ordinary income (whether distributed in cash or additional shares).


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and their related tax credit.


Redemptions of shares, including exchanges for shares of another American Fund, may result in tax consequences (gain or loss) to the shareholder.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds.
 Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Except as indicated above, the fund intends to meet these distribution requirements to avoid the excise tax liability.


                  The Tax-Exempt Fund of California - Page 24

If for any taxable year the fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income would be subject to tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and might be eligible for the dividends-received deduction for corporations. Under normal circumstances, no part of the distributions to shareholders by the fund is expected to qualify for the dividends-received deduction allowed to corporate shareholders.


As of the date of this statement of additional information, the maximum individual tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains on assets held more than one year is 20% and the maximum corporate tax applicable to ordinary income and net capital gains is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 for a taxable year will be required to pay an additional amount of tax of up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of tax of up to $100,000. Naturally, the amount of tax payable by a taxpayer will be affected by a combination of tax law rules covering, e.g., deductions, credits, deferrals, exemptions, sources of income and other matters.


In most cases, the interest on "private activity" bonds as defined under the Code is an item of tax preference subject to the alternative minimum tax ("AMT") on corporations and individuals. As of the date of this statement of additional information, individuals are subject to an AMT at a maximum marginal rate of 28% (20% on capital gains with respect to assets held more than 12 months) and corporations at a rate of 20%. Shareholders will not be permitted to deduct any of their share of fund expenses in computing alternative minimum taxable income.
 With respect to corporate shareholders, all interest on municipal bonds and other tax-exempt obligations, including exempt-interest dividends paid by the fund, is included in adjusted book income and adjusted current earnings in calculating federal alternative minimum taxable income, and may also affect corporate federal "environmental tax" liability.


Fund shareholders are required by the Code to report to the federal government all exempt-interest dividends and all other tax-exempt interest received.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law.
 Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


Under the Code, distributions of taxable income (other than capital gain distributions) by the fund to a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign


                  The Tax-Exempt Fund of California - Page 25 corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable).
 Withholding will not apply if a dividend paid by the fund is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents, or domestic corporations will apply.


CALIFORNIA TAXES - The fund itself is not subject to tax in California if it qualifies for exemption from federal tax under the Code as described above.


If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of the fund consists of securities the interest on which is exempt from taxation under the Constitution or statutes of California ("California Municipal Securities"), the fund will be qualified to pay dividends exempt from California corporate or personal income tax (but not California franchise tax) to its shareholders (hereinafter referred to as "California exempt-interest dividends"). The fund intends to qualify under the above requirement so that it can pay California exempt-interest dividends. If the fund fails to so qualify, no part of the fund's dividends will be exempt from California corporate or personal income tax. Any dividends paid to corporate shareholders subject to the California franchise tax will be taxed as ordinary dividends to such shareholders.


Not later than 60 days after the close of its taxable year, the fund will notify each shareholder in writing of the portion of the dividends paid by the fund to the shareholder with respect to such taxable year that is exempt from California corporate or personal income tax. The total amount of California exempt-interest dividends paid by the fund to all of its shareholders with respect to any taxable year cannot exceed the amount of interest received by the fund during such year on California Municipal Securities less any expenses or expenditures that are deemed to have been paid from such interest. Dividends paid by the fund in excess of this limitation will be treated as ordinary dividends subject to California corporate or personal income tax at ordinary rates. For purposes of the limitation, expenses or other expenditures paid during any year generally will be deemed to have been paid with funds attributable to interest received by the fund from California Municipal Securities for such year in the same ratio as such interest from California Municipal Securities bears to the total gross income earned by the fund for the year. The effect of this accounting convention is that amounts of interest from California Municipal Securities received by the fund that would otherwise be available for distribution as California exempt-interest dividends will be reduced by the expenses and expenditures deemed to have been paid from such amounts.


California has "conformity legislation" making federal alternative minimum tax provisions generally applicable for California personal and corporate income tax purposes; however, California does not include interest on private activity bonds as an item of tax preference for personal and corporate income tax purposes. Under these rules, dividends from the fund attributable to interest on all tax-exempt obligations may be includable in adjusted book income and adjusted current earnings for purposes of the alternative minimum tax on corporations.


In cases where shareholders are "substantial users" or "related persons" with respect to California Municipal Securities held by the fund, such shareholders should consult their tax advisers to determine whether California exempt-interest dividends paid by the fund with respect to such obligations retain their California corporate or personal income tax exclusion. In this connection, rules similar to those regarding the possible unavailability of federal exempt-interest


                  The Tax-Exempt Fund of California - Page 26 dividend treatment to "substantial users" are applicable for California state tax purposes. See "Additional Information Concerning Taxes--Federal Taxes" above.


Long-term and/or short-term capital gain distributions will not constitute California exempt-interest dividends and will be taxed as capital gain distributions or ordinary dividends as appropriate. Under California law, ordinary income and capital gains currently are taxed at the same rate.
 Moreover, interest on indebtedness incurred by a shareholder to purchase or carry fund shares is not deductible for California corporate or personal income tax purposes if the fund distributes California exempt-interest dividends during the shareholder's taxable year.


The foregoing is only a summary of some of the important California corporate or personal income tax considerations generally affecting the fund and its shareholders. No attempt is made to present a detailed explanation of the California income tax treatment of the fund or its shareholders, and this discussion is not intended as a substitute for careful planning. Further, it should be noted that the portion of any fund dividends constituting California exempt-interest dividends is excludable from income for California income tax purposes only. Any dividends paid to fund shareholders that are corporations subject to California state franchise tax will be taxed as ordinary dividends to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California income tax. Accordingly, potential investors in the fund, including, in particular, corporate investors which may be subject to California franchise tax, should consult their own tax advisers with respect to the application of such taxes to the receipt of fund dividends and as to their particular California tax situation in general.


                  The Tax-Exempt Fund of California - Page 27

                               PURCHASE OF SHARES


        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made and
                        who has a sales
                        agreement with
                        American Funds
                        Distributors.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open account, then      application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By computer             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open account, then      established the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company a/c#
                        4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------
THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY
PURCHASE ORDER.
-------------------------------------------------------------------------------


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax--


                  The Tax-Exempt Fund of California - Page 28

Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. For investments above $100,000 Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


FUND NUMBERS - Here are the fund numbers for use with our automated phone line, American FundsLine/(R)/ (see description below):

                                                            FUND      FUND
                                                           NUMBER    NUMBER
 FUND                                                      CLASS A   CLASS B
 ----                                                      -------   -------
 STOCK AND STOCK/BOND FUNDS
 AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . .     02        202
 American Balanced Fund/(R)/ . . . . . . . . . . . . . .     11        211
 American Mutual Fund/(R)/ . . . . . . . . . . . . . . .     03        203
 Capital Income Builder/(R)/ . . . . . . . . . . . . . .     12        212
 Capital World Growth and Income Fund/SM/  . . . . . . .     33        233
 EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . .     16        216
 Fundamental Investors/SM/ . . . . . . . . . . . . . . .     10        210
 The Growth Fund of America/(R)/ . . . . . . . . . . . .     05        205
 The Income Fund of America/(R)/ . . . . . . . . . . . .     06        206
 The Investment Company of America/(R)/  . . . . . . . .     04        204
 The New Economy Fund/(R)/ . . . . . . . . . . . . . . .     14        214
 New Perspective Fund/(R)/ . . . . . . . . . . . . . . .     07        207
 New World Fund/SM/  . . . . . . . . . . . . . . . . . .     36        236
 SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . .     35        235
 Washington Mutual Investors Fund/SM/  . . . . . . . . .     01        201
 BOND FUNDS
 American High-Income Municipal Bond Fund/(R)/ . . . . .     40        240
 American High-Income Trust/SM/  . . . . . . . . . . . .     21        221
 The Bond Fund of America/SM/  . . . . . . . . . . . . .     08        208
 Capital World Bond Fund/(R)/  . . . . . . . . . . . . .     31        231
 Intermediate Bond Fund of America/SM/ . . . . . . . . .     23        223
 Limited Term Tax-Exempt Bond Fund of America/SM/  . . .     43        243
 The Tax-Exempt Bond Fund of America/(R)/  . . . . . . .     19        219
 The Tax-Exempt Fund of California/(R)/* . . . . . . . .     20        220
 The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . .     24        224
 The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . .     25        225
 U.S. Government Securities Fund/SM/ . . . . . . . . . .     22        222


 MONEY MARKET FUNDS
 The Cash Management Trust of America/(R)/ . . . . . . .     09        209
 The Tax-Exempt Money Fund of America/SM/  . . . . . . .     39        N/A
 The U.S. Treasury Money Fund of America/SM/ . . . . . .     49        N/A
 ___________
 *Available only in certain states.



                  The Tax-Exempt Fund of California - Page 29

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" for a listing of the funds.)



                                                                    DEALER
                                            SALES CHARGE AS       CONCESSION
                                           PERCENTAGE OF THE:    AS PERCENTAGE
                                           ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                     NET AMOUNT  OFFERING     OFFERING
                                          -INVESTED-   PRICE         PRICE
------------------------------------------ --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .         6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .         5.26       5.00          4.25
$50,000 but less than $100,000. .           4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .          3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .           3.63       3.50          2.75
$250,000 but less than $500,000 .           2.56       2.50          2.00
$500,000 but less than $750,000 .           2.04       2.00          1.60
$750,000 but less than $1 million           1.52       1.50          1.20
$1 million or more . . . . . . . . . .        none     none    (see below)
-----------------------------------------------------------------------------



CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plan assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a contingent deferred sales charge. Investments made by


                  The Tax-Exempt Fund of California - Page 30 investors in certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Plan of Distribution on investments made with no initial sales charge.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $50 million or more;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.; and

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A SHARES - A contingent deferred sales charge of 1% applies to redemptions made from funds, other than the money market funds, within 12 months following Class A share purchases of $1 million or more made without an initial sales charge. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A Shares" below.


DEALER COMMISSIONS ON CLASS A SHARES - The following commissions (up to 1%) will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution plan investing $1 million or more, or with 100 or more eligible employees, IRA rollover accounts (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with collective assets of $50 million or more: 1.00% on amounts of


                  The Tax-Exempt Fund of California - Page 31

$1 million to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:



  CONTINGENT DEFERRED SALES CHARGE
     ON SHARES SOLD WITHIN YEAR             AS A % OF SHARES BEING SOLD
 ------------------------------------------------------------------------------
                 1                                    5.00%
                 2                                    4.00%
                 3                                    4.00%
                 4                                    3.00%
                 5                                    2.00%
                 6                                    1.00%



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances.
 See "CDSC Waivers for Class B shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first and then shares that you have owned the longest during the six-year period. CLASS B SHARES ARE NOT AVAILABLE TO CERTAIN RETIREMENT PLANS, INCLUDING GROUP RETIREMENT PLANS SUCH AS 401(K) PLANS, EMPLOYER-SPONSORED 403(B) PLANS, AND MONEY PURCHASE PENSION AND PROFIT SHARING PLANS.


Compensation equal to 4% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


CONVERSION OF CLASS B SHARES TO CLASS A SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. The conversion of Class B shares to Class A shares after eight years is subject to the Internal Revenue Service's continued position that the conversion of Class B shares is not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. At your option, Class B shares may still be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee; HOWEVER, SUCH AN EXCHANGE COULD CONSTITUTE A TAXABLE EVENT FOR YOU AND, ABSENT SUCH AN EXCHANGE, CLASS B SHARES WOULD CONTINUE TO BE SUBJECT TO HIGHER EXPENSES FOR LONGER THAN EIGHT YEARS.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know if you


                  The Tax-Exempt Fund of California - Page 32 qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid by the close of the period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement as well as purchases of Class B shares, and any individual investments in American Legacy variable annuities and variable life insurance policies (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period, and any individual investments in American Legacy variable annuities and variable life insurance policies are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments


                  The Tax-Exempt Fund of California - Page 33 made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own accounts and/or:

     . employee benefit plan(s), such as an IRA, individual-type 403(b) plan, or single-participant Keogh-type plan;

     . business accounts solely controlled by these individuals (for example, the individuals own the entire business);

     . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     . for a single trust estate or fiduciary account, including an employee benefit plan other than those described above;

     . made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding employee benefit plans described above; or

     . for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of Class A and/or B shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

     RIGHTS OF ACCUMULATION - You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing Class A and B holdings in The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value


                  The Tax-Exempt Fund of California - Page 34 of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

CDSC WAIVERS FOR CLASS A SHARES - Any CDSC on Class A shares may be waived in the following cases:


(1) Exchanges (except if shares acquired by exchange are then redeemed within 12 months of the initial purchase).

(2) Distributions from 403(b) plans or IRAs due to death, post-purchase disability or attainment of age 59-1/2.

(3)  Tax-free returns of excess contributions to IRAs.

(4) Redemptions through systematic withdrawal plans (see "Automatic Withdrawals" below), not exceeding 12% of the net asset value of the account each year.

CDSC WAIVERS FOR CLASS B SHARES - Any CDSC on Class B shares may be waived in the following cases:


(1) Systematic withdrawal plans (SWPs) - investors who set up a SWP (see "Automatic Withdrawals" below) may withdraw up to 12% of the net asset value of their account each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.

The 12% fee from CDSC limit is calculated on a pro rata basis at the time the first payment is made and is recalculated thereafter on a pro rata basis at the time of each SWP payment. Shareholders who establish a SWP should be aware that the amount of that payment not subject to a CDSC may vary over time depending on fluctuations in net asset value of their account. This privilege may be revised or terminated at any time.


(2) Required minimum distributions taken from retirement accounts upon the attainment of age 70-1/2.

(3) Distributions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, the surviving joint tenant(s), at the time they notify the Transfer Agent of the decedent's death and remove his/her name from the account, may redeem shares from the account without incurring a CDSC. Redemptions subsequent to the notification to the Transfer Agent of the death of one of the joint owners will be subject to a CDSC.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from an employer-sponsored retirement plan (plan assets) may be invested in any class of shares of the American Funds (except as described below) through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A and B shares contained in the fund's current prospectus and statement of additional information. In the case of an IRA rollover involving plan assets from a plan that offered the American Funds, the assets


                  The Tax-Exempt Fund of California - Page 35 may only be invested in Class A shares of the American Funds. Such investments will be at net asset value and will not be subject to a contingent deferred sales charge. Dealers who initiate and are responsible for such investments will be compensated pursuant to the schedule applicable to investments of $1 million or more (see "Dealer Commissions on Class A Shares" above).

                                PRICE OF SHARES

Shares are purchased at the offering price next determined after the purchase order is received and accepted by the fund or the Transfer Agent; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter.


Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


                  The Tax-Exempt Fund of California - Page 36

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Trustees.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent. Sales of certain Class A and B shares may be subject to deferred sales charges. You may sell (redeem) shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     - Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     -     Requests must be signed by the registered shareholder(s).

     -     A signature guarantee is required if the redemption is:

          -  Over $50,000;

          - Made payable to someone other than the registered shareholder(s); or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on all redemptions.


     - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     - You must include any shares you wish to sell that are in certificate form.


                  The Tax-Exempt Fund of California - Page 37

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/

     - Redemptions by telephone or fax (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $50,000 per shareholder each day.

     -     Checks must be made payable to the registered shareholder(s).

     - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     - You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     - You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number or registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for Class B shares of The Cash Management Trust.

If you sell Class B shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any contingent deferred sales charge, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may reinvest proceeds from a redemption or a dividend or capital gain distribution of Class A or Class B shares without a sales charge in the Class A shares of any fund in The American Funds Group within 90 days after the date of the redemption or distribution (any contingent deferred sales charge on Class A shares will be credited to your account). Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  The Tax-Exempt Fund of California - Page 38

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. For example, if the date you specified falls on a weekend or holiday, your money will be invested on the next business day. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - You may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund


                  The Tax-Exempt Fund of California - Page 39 having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.


You may exchange shares by writing to the Transfer Agent (see "Selling Shares"), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" -- "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, computer, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares"--"Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - You may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments and purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Purchase Minimums" and "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or computer (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their


                  The Tax-Exempt Fund of California - Page 40 respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's Declaration of Trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder owns of record shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of the fund may from time to time adopt.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Dealer concessions paid on underwriting transactions for the fiscal years ended August 31, 2000, 1999 and 1998, amounted to $182,000, $318,000 and $358,000, respectively, respectively.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


                  The Tax-Exempt Fund of California - Page 41

TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $97,000 for Class A shares and $47 for Class B shares for the 2000 fiscal year.


INDEPENDENT ACCOUNTANTS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Suite 200, Los Angeles, CA 90071, serves as the fund's independent accountants providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent accountants is reviewed and determined annually by the Board of Trustees.


PROSPECTUSES AND REPORTS TO SHAREHOLDERS - The fund's fiscal year ends on August
31. Shareholders are provided updated prospectuses annually. In addition, shareholders are provided at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent accountants, Deloitte & Touche LLP. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses and shareholder reports. To receive additional copies of a prospectus or report, shareholders should contact the Transfer Agent.


SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Under the laws of certain states, including Massachusetts where the fund was organized and California where the fund's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the fund. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts, omissions, obligations or affairs of the fund and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the fund or Trustees. The Declaration of Trust provides for indemnification out of fund property of any shareholder held personally liable for the obligations of the fund and also provides for the fund to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.


Under the Declaration of Trust, the Trustees, officers, employees or agents of the fund are not liable for actions or failure to act; however, they are not protected from liability by reason of their


                  The Tax-Exempt Fund of California - Page 42 willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.




PERSONAL INVESTING POLICY - The fund, Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

   MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- AUGUST 31, 2000

Net asset value and redemption price per share
  (Net assets divided by shares outstanding) . . . . . . . . .      $16.00
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . . . . . . . . . .      $16.62


            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 4.50% based on a 30-day (or one month) period ended August 31, 2000, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


     YIELD = 2[( a-b/cd + 1)/6/ -1]

     Where:      a  = dividends and interest earned during the period.

             b   =
                    expenses accrued for the period (net of reimbursements).

             c   =
                    the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   =
                    the maximum offering price per share on the last day of the period.

The fund's one-year total return and five- and ten-year average annual total return at the maximum offering price for the periods ended August 31, 2000 were 2.99%, 5.13% and 6.83%, respectively. The fund's one-year total return and five- and ten-year average annual total return at net asset value for the periods ended August 31, 2000 were 6.99%, 5.93% and 7.24%, respectively.


                  The Tax-Exempt Fund of California - Page 43

The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 3.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, and fuels, transportation, and other goods and services that people buy for day-to-day living).


The fund may also calculate a tax equivalent yield based on a 30-day (or one month) period ended no later than the date of the most recent balance sheet included in the registration statement, computed by dividing that portion of the yield (as computed by the formula stated above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. The fund's tax-equivalent yield based on the maximum combined effective federal/state tax rate of 45.2% for the 30-day (or one month) period ended August 31, 2000 was 8.21%.


                  The Tax-Exempt Fund of California - Page 44

                                    APPENDIX
                          Description of Bond Ratings

BOND RATINGS - The ratings of Moody's Investors Service, Inc. (Moody's) and Standard & Poor's Corporation (S&P) represent their opinions as to the quality of the municipal bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.
 Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.'
 Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards.
 Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."


                  The Tax-Exempt Fund of California - Page 45

"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


S & P rates the long-term securities debt of various entities in categories
-----
ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


"Debt rated 'AAA' has the highest rating assigned by S & P. Capacity to pay interest and repay principal is extremely strong."


"Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."


"Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."


"Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."


"Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or impled 'BBB-' rating.


"Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating."


"The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating."


"The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued."


"The rating 'C1' is reserved for income bonds on which no interest is being paid."


                  The Tax-Exempt Fund of California - Page 46

"Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized."


                  The Tax-Exempt Fund of California - Page 47

The Tax-Exempt Fund of California
Investment Portfolio, August 31, 2000

                                                                                  Principal       Market
                                                                                     Amount        Value
                                                                                       (000)        (000)
                                                                                   --------     --------

Tax-Exempt Securities Maturing in More Than
One Year - 91.44%
G.O. Bonds, 5.375% 2014                                                                1,200        1,259
G.O. Ref. Bonds:
 0% 2007                                                                               3,500        2,624
 5.25% 2009                                                                            3,000        3,223
 5.25% 2013                                                                            2,250        2,376
 5.25% 2017                                                                            1,000        1,014
 FGIC Insured, 4.75%  2016                                                             2,900        2,788

Educational Facs. Auth., Rev. Bonds:
 California Institute of Technology, Series                                            5,000        4,314
1998, 4.50% 2027
 University of San Francisco, Series 1996, MBIA                                        1,190        1,318
Insured, 5.70% 2011
 Stanford University, Series N, 5.20% 2027                                             3,000        2,922

Health Facs. Fncg. Auth., Hospital Rev. Bonds:
 Catholic Healthcare West, 1998 Series A:
  5.00% 2006                                                                           1,500        1,451
  5.00% 2007                                                                           1,000          957
  5.25% 2008                                                                           1,750        1,684
 Downey Community Hospital, Series 1993:
  5.20% 2003                                                                           1,000        1,006
  5.625% 2008                                                                          3,000        3,029
  5.75% 2015                                                                           4,900        4,709
 Little Co. of Mary Health Services, Series 1998,
AMBAC Insured:
  5.00% 2010                                                                           2,170        2,269
  5.00% 2013                                                                           1,125        1,146
 Pacific Presbyterian Medical Center, 1985 Series B,                                   3,570        3,708
INDLC Insured, 6.75% 2015 (Preref. 2002)
Housing Fin. Agcy.:
 Single Family Mortgage Bonds:
  1995 Issue B-2 AMT, AMBAC Insured, 5.70% 2007                                        2,060        2,071
  1997 Series B-3 AMT, MBIA Insured, 5.10% 2012                                          810          802
 Single Family Mortgage Rev. Bonds:
  1997 Series C-1, Class 111, MBIA Insured, 5.05% 2011                                 1,585        1,586
  1998 Series C-4, Class I, 4.90% 2004                                                 2,265        2,321

Pollution Control Fncg. Auth.:
 Pollution Control Rev. Bonds:
  Pacific Gas and Electric Co., 1992 Series B                                          2,800        2,954
AMT, 6.35% 2009
  San Diego Gas and Electric Co., 1996 Series A,                                       5,000        5,461
 5.90% 2014
 Resource Recovery Rev. Bonds, Waste Management Inc.                                   1,500        1,530
Guarantee Bond, Series A AMT, 7.15% 2011
 Solid Waste Disposal Rev. Bonds:
  (CanFibre of Riverside Project), Series 1997A                                        1,000          915
AMT, 9.00% 2019
  (USA Waste Services, Inc. Project), Series 1998A                                     2,000        1,843
AMT, 5.10% 2018 (Put 2008)
Public Works Board:
 Lease Rev. Bonds, Dept. of Corrections, Various

State Prisons:
  Imperial County, 1991 Series A, AMBAC Insured, 6.50% 2017                            1,000        1,148
  Lassen County (Susanville), 1993 Series D, FSA Insured,                              2,000        2,082
5.25% 2015
 Lease Rev. Ref. Bonds:
  Dept. of Corrections, 1998 Series C (State                                           2,000        2,126
Prison-Monterey County), 5.25% 2007
  1998 Series A (Library and Courts Annex Building                                     1,500        1,628
Complex), 5.50% 2010
  Various State Prisons, Series 1993A, AMBAC                                           1,000        1,058
Insured, 5.25% 2013

Rural Home Mortgage Fin. Auth., Single Family Mortgage
Rev. Bonds(Mortgage-Backed Securities Program):
  1995 Series B AMT, 7.75% 2026                                                        1,405        1,496
  1996 Series A AMT, 7.75% 2027                                                          830          900

Statewide Communities Dev. Auth.:
 Apartment Dev. Rev. Ref. Bonds (Irvine Apartment
Communities, LP):
  Series 1998A-1 AMT, 5.05% 2025 (Put 2008)                                            5,300        5,236
  Series 1998A-3, 5.10% 2025 (Put 2010)                                                5,000        4,947
  Series 1998A-4, 5.25% 2025 (Put 2013)                                                3,000        2,935
 Hospital Rev. Cert. of  Part., Cedars-Sinai Medical                                   5,900        6,539
Center, Series 1992, 6.50% 2012
 Citrus Valley Health Partners, Inc., Cert. of Part.,                                  1,000        1,072
 MBIA Insured, 5.50% 2011
The Internext Group, Cert. of Part.:
  5.375% 2017                                                                          5,000        4,615
  5.375% 2030                                                                          2,000        1,748
Veterans G.O. Bonds, Series BG, 4.95% 2010                                             1,000        1,035
Dept. of Water Resources, Central Valley Project, Water                                2,000        1,911
System Rev. Bonds,  Series O, 5.00% 2022
Alameda Corridor Transportation Auth., Tax-Exempt Senior                               3,500        3,503
Lien Rev. Bonds, Series 1999A, MBIA Insured, 5.125% 2018
Alta Loma School District, San Bernardino County, G.O.                                 2,500          796
Bonds, Series A 1999 Election, FGIC Insured,  0% 2021
Anaheim Public Fncg. Auth., Lease Rev. Bonds (Anaheim
Public Improvement Project),
 Senior Lease Rev. Bonds, FSA Insured:
  1997 Series A, 6.00% 2024                                                            1,500        1,647
  1997 Series C, Capital Appreciation Bonds, 0% 2018                                   3,900        1,488
  1997 Series C, 0% 2022                                                               5,500        1,641
City of Antioch, Public Fncg. Auth., 1998 Reassessment                                 1,360        1,409

Rev. Bonds, Subordinated Series B, AMBAC Insured, 5.70% 2010
Association of Bay Area Governments:
Fin. Auth. for Nonprofit Corps., Cert. of Part.:
  Episcopal Homes Foundation, Series 1997A, 5.25% 2007                                 2,275        2,154
  Stanford University Hospital, Series 1993:
   5.75% 2005                                                                          1,240        1,338
   5.50% 2013 (Preref. 2005)                                                           1,500        1,599
 Fin. Auth., Taxable Rev. Ref. Cert. of Part. (American                                3,000        2,680
Baptist Homes of the West Facs. Project), Series 1997B,
6.20% 2027
 Ref. Rev. Cert. of Part.:
  American Baptist Homes Foundation, Series 1998A,                                     5,985        5,430
6.10% 2017
  Episcopal Homes Foundation, Series 1998, 5.00% 2009                                  4,600        4,546
Berkeley Unified School District, Alameda County,                                      1,540        1,519
1992 G.O. Bonds, Series G, FGIC Insured, 5.00% 2018
Redev. Agcy. of the City of Burbank (Golden State
Redev. Project),
 Tax Allocation Bonds, 1993 Series A:
  6.00% 2013                                                                           1,500        1,571
  6.00% 2023                                                                           1,000        1,025
  6.25% 2024                                                                           1,475        1,533
Cabrillo Community College Dist., Santa Cruz County,                                   1,500          654
Election of 1998 G.O. Bonds, Series B, FGIC Insured, 0% 2016
Capistrano Unified School Dist.:
 Cert. of Part., Series 1997, 5.20% 2018                                                 990          985
 Community Fac. Dist. Special Tax, 5.75% 2029                                          1,750        1,639
Central Valley Fncg. Auth., Cogeneration Project
Rev. Ref. Bonds
 (Carson Ice-Gen Project):
  Series 1993:
   6.00% 2009                                                                          1,000        1,039
   6.10% 2013 (Preref. 2003)                                                           1,000        1,072
   6.20% 2020 (Preref. 2003)                                                           1,500        1,612
  Series 1998, MBIA Insured, 5.00% 2018                                                2,000        1,969
Central Valley School Districts Fncg. Auth. (School Dist.                              1,000        1,148
G.O. Bond Ref. Program), 1998 Rev. Bonds, Series A,
MBIA Insured, 6.25% 2011
City of Chino Hills, Community Fac.:
 Dist. No. 9 (Rincon Village Area), Special Tax Bonds,                                   995        1,032
Series 1998, 6.45% 2023
 Dist. No. 10 (Fairfield Ranch), Special Tax Bonds,                                    2,000        2,074
 6.95% 2030
City of Commerce, Community Dev. Commission, Redev. Project                            1,000        1,029
No. 1, Subordinate Lien Tax Allocation Ref. Bonds, Series
1997 B, 5.50% 2008
City of Corona, Community Facs. Dist. No. 86-2 (Woodlake),                             2,000        1,955
1999 Special Tax Ref. Bonds, AMBAC Insured, 5.125% 2019
County of El Dorado, Community Facs. Dist. No. 1992-1 (El                                995          998
Dorado Hills Dev.), Series 1999 Special Tax Bonds,
 6.125% 2016
City of Folsom, Community Facs. Dist. No. 10, Special Tax
Bonds, Series 1999:
 6.20% 2011                                                                            1,475        1,540
 7.00% 2024                                                                            1,000        1,062
City of Fontana, Community Facs. Dist. No. 12 (Sierra                                  1,105        1,150
Lakes), Special Tax Bonds, Series 1999, 6.50% 2015
Foothill/Eastern Transportation Corridor Agcy., Toll                                   1,000        1,125
Road Rev. Bonds, Series 1995A, 6.00% 2016 (Preref. 2010)
Foothill-De Anza Community College Dist., Santa Clara
County, Election of 1999 G.O. Bonds, Series A, MBIA Insured:
 0% 2017                                                                               3,000        1,225
 0% 2019                                                                               5,555        1,992
Golden West Schools Fncg. Auth., 1999 Rev. Bonds (School                               2,750        1,052
Dist. G.O. Bonds Ref. Program), Series A, MBIA
Insured, 0% 2018
Imperial Irrigation Dist., 1998 Electric System Ref.                                   2,000        1,968
Rev. Bonds, MBIA Insured, 5.00% 2018
City of Irvine:
 Assessment Dist. No. 94-13 (Oak Creek), Limited Obligation
  Improvement Bonds:
   Group One, 5.50% 2022                                                               1,000          927
   Group Two, 5.875% 2017                                                              1,000        1,003
 Assessment Dist. No. 95-12, Limited Obligation Improvement                            1,400        1,305
Bonds, Group Three, 5.50% 2021
City of Long Beach:
 Fncg. Auth. Rev. Bonds, Series 1992, AMBAC Insured,                                     750          832
6.00% 2017
 Harbor Rev. Bonds, Series 1993 AMT, 5.125% 2018                                       1,000          967
City of Los Angeles:
 Community Redev. Agcy., Central Business Dist. Redev.                                 2,000        2,012
Project, Tax Allocation Ref. Bonds, Series I, 5.00% 2001
 Harbor Dept. Rev. Bonds:
  Issue 1988, 7.60% 2018                                                               1,750        2,200
  Issue 1995, Series B AMT, 6.625% 2025                                                1,000        1,053
  Issue 1996 AMT, 5.50% 2007                                                           3,675        3,911
 Multi-family Housing Rev. Bonds (GNMA Collateralized -                                2,005        2,024
Ridgecroft Apartments Project), Series 1997E
AMT, 6.125% 2027
 State Building Auth., Lease Rev. Bonds (Dept. of General                              1,000        1,036
Services Lease), Series 1999A, 5.40% 2015
County of Los Angeles, Capital Asset Leasing Corp.,
Cert. of Part.
 (Marina del Rey), 1993 Series A:
  6.25% 2003                                                                           1,675        1,722
  6.50% 2008                                                                           6,000        6,366
Los Angeles Unified School Dist., G.O. Bonds, Series                                   2,500        2,387
1998B, FGIC Insured, 5.00% 2023
The Metropolitan Water Dist. of Southern California, Water                             4,270        4,042
Rev. Bonds, Series 1997A, 5.00% 2026
Northern California Power Agcy., Geothermal
Project Number 3
 Special Rev. Bonds, 1993 Ref. Series A:
  5.60% 2006                                                                             860          906
  5.60% 2006 (Escrowed to Maturity)                                                    1,000        1,077
  5.65% 2007 (Escrowed to Maturity)                                                    1,025        1,113
Oak Park Unified School Dist., Ventura County, G.O. Bonds,                             2,300        1,058
Series 2000 Election of 1977, FSA Insured, 0% 2015
Port of Oakland, Rev. Bonds, 2000 Series K AMT, FGIC                                   2,000        2,102
Insured, 5.25% 2007
Community Facs. Dist. No. 99-1 of the County of Orange                                 1,000        1,054
(Ladera Ranch), Series A of 1999, Special Tax
Bonds, 6.70% 2029
County of Orange:
 Aliso Viejo Special Tax Bonds of Community Facs.                                      1,000        1,081
Dist. No. 88-1, Series A of 1992, 7.35% 2018 (Preref. 2002)
 Limited Obligation Improvement Bonds, Irvine Coast                                      900          896
Assessment Dist. No. 88-1, 1998 Series A, 5.25% 2009
 Local Transportation Auth., First Senior Fixed-Rate                                   1,500        1,684
Bonds, MBIA Insured, 6.00% 2009
 Recovery Cert. of Part., 1996 Series A, MBIA                                          1,500        1,678
Insured, 6.00% 2008
South Orange County Public Fncg. Auth., Special Tax Rev.                               1,600        1,717
Bonds, 1999 Series A, FSA Insured, 5.375% 2011
Orange County Water Dist., Rev. Cert. of Part.,                                        2,960        2,931
Series 1999A, 5.25% 2022
City of Oxnard, Assessment Dist. No. 97-1-R (Pacific
 Commerce Center), Limited Obligation Ref. Bonds:
  5.60% 2005                                                                           2,805        2,870
  5.70% 2006                                                                           1,165        1,200
Placer Union High School Dist., Placer County, Election of                             3,525          989
1999 G.O. Bonds, FGIC Insured, Series A, 0% 2023
Pleasanton Joint Powers Fncg. Auth., Reassessment Rev.
 Bonds, 1993 Series A:
  5.70% 2001                                                                           3,665        3,711
  6.15% 2012                                                                           1,740        1,821
City of Poway:
 Community Facs. Dist. No. 88-1 (Parkway Business Centre),
Special Tax Ref. Bonds, Series 1998:
  5.30% 2005                                                                           1,225        1,236
  6.25% 2007                                                                           2,050        2,190
  6.50% 2008                                                                           2,000        2,176
  6.50% 2009                                                                           1,320        1,443
  6.50% 2010                                                                           1,715        1,879
 Poway Unified School Dist., Community Facs. Dist. No. 1,                              1,000        1,050
Series 1998 Special Tax Bonds, MBIA Insured, 5.00% 2010
 Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation
  Improvement Bonds:
   5.90% 2007                                                                          1,435        1,483
   5.90% 2008                                                                          1,000        1,033
City of Riverside, Electric Ref./Rev. Bonds, Series 1998,                              1,500        1,480
AMBAC Insured, 5.00% 2018
Riverside County:
 Asset Leasing Corp., Leasehold Rev. Bonds, MBIA                                       1,000          263
Insured, 0% 2024
 Public Fncg. Auth., Cert. of Part., Air Force Village                                   950          952
West, Inc., 5.40% 2009
City of Roseville:
 Highland Reserve North Community Facs. Dist. No. 1,                                   1,000        1,045
Special Tax Bonds, Series 1999, 6.00% 2011
 North Roseville Community Facs. Dist. No. 1, Special                                  1,980        1,945
Tax Bonds, Series 1998, 5.20% 2007
 Woodcreek West Community Facs. Dist. No. 1, Special
Tax Bonds, Series 1999:
  6.50% 2015                                                                           1,000        1,049
  6.70% 2025                                                                           1,750        1,833
Sacramento Cogeneration Auth., Cogeneration
Project Rev. Bonds
 (Procter & Gamble Project), 1995 Series:
 7.00% 2005                                                                            1,700        1,861
 6.375% 2010                                                                           1,600        1,717
 6.375% 2010 (Preref. 2005)                                                            1,085        1,209
 6.50% 2014 (Preref. 2005)                                                             1,000        1,120
 6.50% 2021 (Preref. 2005)                                                             4,000        4,480
Sacramento Municipal Utility Dist., Electric Rev.                                      2,500        2,696
 Bonds, 1997 Series K,  AMBAC Insured, 5.70% 2017
Sacramento Power Auth., Cogeneration Project Rev.                                      1,500        1,551
Bonds, 1995 Series, 6.00% 2003
Sacramento County Airport System Rev. Ref. Bonds,                                      3,000        2,840
Series 1998A, FGIC Insured, 5.00% 2026
County of Sacramento:
 Laguna Creek Ranch/Elliott Ranch
Community Facs. Dist. No. 1,
  Improvement Area No. 2 Special Tax
Ref. Bonds (Elliott Ranch):
   6.00% 2012                                                                            880          921
   6.10% 2013                                                                            665          696
   6.30% 2021                                                                            500          512
 Ref. Cert. of Part. (1994 Public Facs.
Project - Coroner/Crime Lab
  and Data Center), Series 1997, AMBAC Insured, 4.75% 2017                             2,500        2,394
 Single Family Mortgage Rev. Bonds (GNMA Mortgage-Backed                               1,500        2,129
Securities Program), Issue A of 1987 AMT, 9.00%
2019 (Escrowed to Maturity)
 2000 Tax and Rev. Anticipation Notes, 5.25% 2001                                      2,000        2,021
County of San Bernardino, Housing Auth.:
 Multifamily Housing Rev. Bonds (Fannie Mae Program -                                    965          990
Villa Serena Project), Series 1985, 4.95% 2007
 Multifamily Housing Rev. Ref. Bonds (Equity                                           1,000          957
Residential/Redlands Lawn & Tennis Apartments), Issue
1999A, 5.20% 2029 (Put 2009)
County of San Diego:
 Cert. of Part., Sharp Healthcare Obligated Group,                                     2,000        1,955
MBIA Insured, 5.00% 2018
San Diego Unified School Dist., 1999 G.O. Bonds (Election                              3,000        1,233
of 1998, Series A), Capital Appreciation Bonds, FGIC
Insured, 0% 2017
City and County of San Francisco:
 International Airport:
  Second Series Issue 22 Rev. Bonds, AMBAC                                             6,000        5,682
Insured,  5.00% 2019
  Second Series Issue 23B Rev. Bonds, FGIC                                             4,250        4,043
Insured,  5.00% 2024
 Port Commission Rev. Ref. Bonds, Series 1994, 5.90% 2009                              1,500        1,598
 Redev. Agcy., Residential Fac. Rev. Bonds (Coventry                                   5,000        5,087
Park Project), Series 1996A AMT, 8.50% 2026
County of San Joaquin, Cert. of Part. (1993 General                                    1,000        1,088
Hospital Project), 6.625% 2020 (Preref. 2003)
San Joaquin Hills Transportation Corridor Agcy.:
 Senior Lien Toll Road Rev. Bonds (Orange County),
(Escrowed to Maturity)
  0% 2011                                                                              1,500          923
  0% 2014                                                                              4,000        2,045
  0% 2019                                                                              4,150        1,539
  0% 2023                                                                             14,900        4,335
 Toll Road Ref. Rev. Capital Appreciation Bonds,                                       3,765        1,298
MBIA Insured, Series 1997A, 0% 2020
City of San Jose,
 Redev. Agcy., Multifamily Housing Rev.
Bonds (GNMA Collateralized -
  The Miraido Village), Series 1997A AMT:
   5.30% 2012                                                                            920          914
   5.65% 2022                                                                          1,490        1,466
San Juan Unified School District, FGIC Insured, 0% 2021                                1,435          454
San Marcos Public Facs. Auth.:
 1989 Public Fac. Rev. Bonds, (Community Fac. Dist.                                    4,015        1,441
No. 88-1),  0% 2019 (Escrowed to Maturity)
 Ref. Rev. Bonds, Series 1998:
  5.50% 2010                                                                           4,295        4,365
  5.80% 2027                                                                           1,000          946
San Mateo County Transportation Authority, Limited Tax                                 2,500        2,639
Bonds, MBIA Insured, 1997 Series A, 5.50% 2017
Santa Ana Fncg. Auth., Police Administration and Holding                               1,000        1,135
Fac. Lease Rev. Bonds, MBIA Insured,
Series 1994A, 6.25% 2019
Santa Clara County Fncg. Auth., Lease Rev. Bonds                                       2,200        2,773
(VMC Fac. Replacement Project), AMBAC Insured, 1994
Series A, 7.75% 2009
Santa Monica-Malibu Unified School Dist., G.O. Bonds,                                  2,000          564
Series 1999 Election of 1998, FGIC Insured, 0% 2023
Shafter Joint Powers Fin. Auth., Lease Rev.
Bonds, 1997 Series A
 (Community Correctional Fac. Acquisition Project):
  5.50% 2006                                                                           1,535        1,590
  5.95% 2011                                                                           1,700        1,820
Southern California Home Fncg. Auth., Single Family                                      800          815
Mortgage Rev. Bonds (GNMA and FNMA Mortgage-Backed
Securities Program), 1992 Series A AMT, 6.75% 2022
South Tahoe Joint Powers Fncg. Auth.:
 Ref. Rev. Bonds (South Tahoe Redev. Project Area                                      3,250        3,312
No. 1), 1995 Series B, 6.25% 2020
 Subordinate Bond Anticipation Notes (South Tahoe Redev.
Project Area No. 1):
  Series 1999A, 7.30% 2007                                                             4,500        4,532
  Series 1999B, 7.30% 2007                                                             1,000        1,007
City of Stockton, Mello-Roos Rev. Bonds, Community Facs.
 Dist. No. 90-2B (Brookside Estates), Series 1997A:
  5.50% 2005                                                                           1,560        1,602
  5.75% 2008                                                                           1,840        1,916
  5.95% 2010                                                                           1,000        1,047
  6.20% 2015                                                                           1,750        1,800
Community Facs. Dist. No. 88-12 of the City of Temecula                                  745          740
(Ynez Corridor), Special Tax Ref. Bonds, 1998
Series A, 5.25% 2008
Tustin Unified School Dist., Community Fac. Dist. No. 97-1,                            3,000        3,030
Series 2000 Special Tax Bonds, 6.375% 2035
Virgin Islands Public Fin. Auth., Rev. and Ref. Bonds
 (Matching Fund Loan Notes):
  Series 1998 A:
   5.20% 2010                                                                          1,000          978
   5.30% 2011                                                                          2,000        1,955
  Series 1998 C, 5.50% 2008                                                            1,000        1,019
  Series 1998 D:
   5.50% 2003                                                                          1,895        1,897
   6.00% 2004                                                                          1,000        1,017
   6.00% 2006                                                                          2,220        2,269
Washington Township Health Care Dist., Rev.
Bonds, Series 1999:
 5.00% 2010                                                                            1,210        1,224
 5.00% 2013                                                                            1,100        1,081
 5.00% 2018                                                                            2,750        2,584
City of West Sacramento, Limited Obligation Ref.                                         500          503
Improvement Bonds, Reassessment Dist. of 1998, 5.20% 2008
West Sacramento Fncg. Auth., Special Tax Rev.
Bonds, Series F:
 5.85% 2013                                                                            1,725        1,681
 6.10% 2029                                                                            1,500        1,427
                                                                                              ----------
                                                                                                  361,150
                                                                                              ----------


Tax-Exempt Securities Maturing in One Year or Less - 6.84%
City of Azusa, Multifamily Housing Rev. Ref. Bonds                                     2,300        2,300
(Pacific Glen Apartments Project), Series
1994, 3.60% 2015 (1)
CA G.O. Bonds, 3.80% 2000                                                              3,000        3,000
City of Irvine Assessment Dist. No. 97-17, Limited                                     2,380        2,380
Obligation Improvement Bonds, Adjustable Rate
Series, 3.60% 2023 (1)
Irvine Ranch Water Dist., Consolidated Series 1993, G.O.                               1,100        1,100
of Improvement Dist. No. 140, 240, 105, 250, 3.60% 2033 (1)
County of Los Angeles, Tax and Rev. Anticipation                                       5,000        5,037
Notes, 2000-2001 Series A , 5.00% 2001
Los Angeles Multifamily Rev. Bonds, 3.60% 2009 (1)                                     2,300        2,300
Los Angeles Unified School Dist., Belmont Learning                                     2,400        2,400
Complex, Series 1997 A, 3.70% 2017 (1)
County of Orange, Apartment Dev. Rev. Bonds,  3.70% 2009 (1)                           1,300        1,300
Pollution Control Fncg. Auth., Burney Forest                                           1,600        1,600
Products Projects, Series 1998 A, 3.40% 2020 (1)
City of San Bernardino, SCH Health Care System Rev.                                    1,000        1,044
Bonds (Sisters of Charity for the Incarnate Word Houston,
Texas), Series 1991A, 7.00% 2021 (Preref. 2001)
School Cash Reserve Program Auth., 2000 Pool Bonds,                                    2,500        2,521
Series A,  5.25% 2001
County of Ventura, 2000 Tax and Rev. Anticipation                                      2,000        2,015
Notes, 5.00% 2001
                                                                                              ----------
                                                                                                   26,997
                                                                                              ----------
TOTAL TAX-EXEMPT SECURITIES (cost: $376,717,000)                                                  388,147
Excess of cash and receivables over payables                                                        6,789
                                                                                              ----------
NET ASSETS                                                                                       $394,936
                                                                                              ----------
(1) Coupon rate changes periodically.

See Notes to Financial Statements

Key to Abbreviations
Agcy. = Agency
Auth. = Authority
Cert. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue









The Tax-Exempt Fund of California
FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES
at August 31, 2000                                             (dollars in thousands)
Assets:
Investment securities at market
 (cost: $376,717)                                                             $388,147
Cash                                                                                 1
Receivables for --
 Sales of investments                                            $1,460
 Sales of fund's shares                                           1,074
 Accrued interest                                                 5,437
 Other                                                                4          7,975
                                                                               396,123
Liabilities:
Payables for --
 Repurchases of fund's shares                                       110
 Dividends on fund's shares                                         700
 Management services                                                126
 Other expenses                                                     251          1,187
Net Assets at August 31, 2000 --
 Unlimited shares authorized                                                  $394,936

Class A shares:
 Net assets                                                                   $393,990
 Shares outstanding                                                         24,618,778
 Net asset value per share                                                      $16.00
Class B shares:
 Net assets                                                                       $946
 Shares outstanding                                                             59,113
 Net asset value per share                                                      $16.00


See Notes to Financial Statements

STATEMENT OF OPERATIONS
for the year ended August 31, 2000                              (dollars in thousands)
Investment Income:
 Income:
  Interest on tax-exempt securities                                            $20,371

 Expenses:
  Management services fee                                        $1,442
  Distribution expenses - Class A                                   924
  Distribution expenses - Class B                                     2
  Transfer agent fee - Class A                                       97
  Transfer agent fee - Class B                                       -
  Reports to shareholders                                            50
  Registration statement and prospectus                              22
  Postage, stationery and supplies                                   46
  Trustees' fees                                                     18
  Auditing and legal fees                                            57
  Custodian fee                                                       7
  Taxes other than federal income tax                                 7          2,672
  Net investment income                                                         17,699

Realized Gain and Unrealized
 Appreciation on Investments:
 Net realized gain                                                               1,655
 Net increase in unrealized appreciation on
  investments                                                                    6,031
  Net realized gain and unrealized
   appreciation on investments                                                   7,686

Net Increase in Net Assets Resulting from
 Operations                                                                    $25,385


STATEMENT OF CHANGES IN NET ASSETS                              (dollars in thousands)

                                                                      Year ended
                                                                       August 31,
                                                                   2000           1999
Operations:
 Net investment income                                          $17,699        $17,382
 Net realized gain on investments                                 1,655          1,312
 Net unrealized appreciation
  on investments                                                  6,031        (17,280)
  Net increase in net assets
   resulting from operations                                     25,385          1,414

Dividends and Distributions Paid to
 Shareholders:
 Dividends from net investment income:
  Class A                                                       (17,704)       (17,400)
  Class B                                                            (7)           -
 Distributions from net realized gain
  on investments:
  Class A                                                          (725)        (5,084)
  Class B                                                           -              -
  Total dividends and distributions                             (18,436)       (22,484)

Capital Share Transactions:
 Proceeds from shares sold                                       99,470        114,227
 Proceeds from shares issued in reinvestment
  of net investment income dividends and
  distributions of net realized gain on
  investments                                                    10,248         13,877
 Cost of shares repurchased                                    (100,734)       (85,585)
  Net increase in net assets
   resulting from capital share transactions                      8,984         42,519
Total Increase in Net Assets                                     15,933         21,449

Net Assets:
 Beginning of year                                              379,003        357,554
 End of year (including
  undistributed net investment
  income: $38 and $38 respectively)                            $394,936       $379,003



See Notes to Financial Statements










THE TAX-EXEMPT FUND OF CALIFORNIA
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The American Funds Tax-Exempt Series II (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, The Tax-Exempt Fund of California (the "fund"). The fund seeks a high level of current income exempt from regular federal and California income taxes, with the additional objective of preservation of capital. The fund offers Class A and Class B shares. Class A shares are sold with an initial sales charge of up to 3.75%. Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares have higher distribution expenses and transfer agent fees than Class A shares. Class B shares are automatically converted to Class A shares eight years after the date of purchase. Holders of both classes of shares have equal pro rata rights to assets and identical voting, dividend, liquidation and other rights, except that each class bears different distribution and transfer agent expenses, and each class shall have exclusive rights to vote on matters affecting only their class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Tax-exempt securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees. The ability of the issuers of the fixed-income securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or "when-issued" basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Interest income is recognized on an accrual basis. Premiums and original issue discounts on securities are amortized daily over the expected life of the security. Amortization of market discounts on securities is recognized upon disposition.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily between the share classes based on their relative net asset values. Distribution expenses, transfer agent fees and any other class-specific expenses are accrued daily and charged to the applicable share class.


2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

As of August 31, 2000, net unrealized appreciation on investments for book and federal income tax purposes aggregated $11,430,000; $14,916,000 related to appreciated securities and $3,486,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the year ended August 31, 2000. During the year ended August 31, 2000 the fund realized, on a tax basis, a net capital gain of $1,362,000 on securities transactions. The cost of portfolio securities for book and federal income tax purposes was $376,717,000 at August 31, 2000.


3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $1,442,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on an annual rate of 0.30% of the first $60 million of average net assets; 0.21% of such assets in excess of $60 million; and 3.00% of the fund's monthly gross investment income.

DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution for Class A shares, the fund may expend up to 0.25% of Class A daily net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved in advance by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. Pursuant to a Plan of Distribution for Class B shares, the fund may expend 1.00% of Class B daily net assets annually to compensate dealers for their selling and servicing efforts. Some or all of the unpaid amounts may be paid by the fund in the future. During the year ended August 31, 2000, distribution expenses under the Plan of Distribution for Class A were limited to $924,000 on Class A shares. Had no limitation been in effect, the fund would have paid $939,000 in distribution expenses for Class A shares under the Plan. During the year ended August 31, 2000, distribution expenses under the Plan of Distribution for Class B were $2,000. As of August 31, 2000, accrued and unpaid distribution expenses for Class A and Class B shares were $155,000 and $1,000, respectively.
American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $124,000 (after allowances to dealers) during the year ended August 31, 2000, as its portion of the sales charges paid by purchasers of the fund's Class A shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

TRANSFER AGENT FEE - A fee of $97,000 was incurred during the year ended August 31, 2000 pursuant to an agreement with American Funds Service Company (AFS), the transfer agent for the fund.

DEFERRED TRUSTEES' FEES - Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of August 31, 2000, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to Trustees, were $68,000.

AFFILIATED TRUSTEES' AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Trustees are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.


4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $144,550,000 and $147,188,000, respectively, during the year ended August 31, 2000.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. During the year ended August 31, 2000, the custodian fee of $7,000 was paid by these credits rather than in cash.

The fund reclassified $217,000 from undistributed net realized gains to additional paid-in capital for the year ended August 31, 2000 as a result of permanent differences between book and tax.

As of August 31, 2000, net assets consisted of the following:

                                                  (dollars in thousands)
Capital paid in on shares of beneficial interest         381,843
Undistributed net investment income                           38
Accumulated net realized gain                              1,625
Net unrealized appreciation                               11,430
                                                       ----------
Net Assets                                             $ 394,936
                                                       ----------


Capital share transactions in the fund were as follows:

Capital share transactions table:
                                                      Year  ended                      Year ended
                                                     August 31, 2000                 August 31, 1999
                                               Amount (000)          Shares    Amount (000)          Shares
Class A Shares:
  Sold                                           $   98,529       6,365,894      $  114,227       6,994,060
  Reinvestment of dividends                          10,243         661,691          13,877         850,311
        and distributions
  Repurchased                                      (100,710)     (6,520,421)        (85,585)     (5,278,098)
   Net increase in Class A                            8,062         507,164          42,519       2,566,273
Class B Shares: *
  Sold                                                  941          60,296               -               -
  Reinvestment of dividends                               5             327               -               -
        and distributions
  Repurchased                                           (24)         (1,510)              -               -
   Net increase in Class B                              922          59,113               -               -
Total net increase in fund                       $    8,984         566,277      $   42,519       2,566,273


* Class B shares not offered
before March 15, 2000.




PER-SHARE DATA AND RATIOS (1)

                                                                                                     Net
                                         Net asset                                         gains/(losses)
                                             value,             Net                         on securities
                                          beginning       investment                       (both realized
Year ended                                  of year           income                      and unrealized)
Class A:
2000                                          $15.72            $.74              (2)                $.31          (2)
1999                                           16.60              .74                                (.65)
1998                                           16.22              .79                                  .47
1997                                           15.78              .83                                  .53
1996                                           15.74              .84                                  .04
Class B:
2000                                           15.38              .24             (2)                  .67         (2)






                                                           Dividends
                                        Total from        (from net     Distributions                       Net asset
                                         investment       investment    (from capital               Total   value, end
Year ended                               operations          income)           gains)       distributions      of year
Class A:
2000                                           $1.05           $(.74)           $(.03)              $(.77)       $16.00
1999                                           0.09             (.74)            (.23)               (.97)        15.72
1998                                           1.26             (.80)            (.08)               (.88)        16.60
1997                                           1.36             (.83)            (.09)               (.92)        16.22
1996                                           0.88             (.84)               -                (.84)        15.78
Class B:
2000                                           0.91             (.29)               -                (.29)        16.00



                                                                            Ratio of                         Ratio of
                                                         Net assets,         expenses                       net income
                                             Total       end of year       to average                       to average
Year ended                                   return    (in millions)       net assets                       net assets
Class A:
2000                                           6.99%            $394              .72%                            4.78%
1999                                            0.47              379              .70                             4.55
1998                                            7.98              358              .71                             4.83
1997                                            8.80              289              .72                             5.15
1996                                            5.65              253              .73                             5.25
Class B:
2000                                            5.99                1             1.44                (3)          3.81


                                                           Portfolio
                                                            turnover
Year ended                                                      rate
Class A:
2000                                                           41.68%             (4)
1999                                                            22.68
1998                                                            27.78
1997                                                            15.68
1996                                                            27.60
Class B:
2000                                            (3)             41.68             (4)




(1) The years 1996 through 2000 represent, for Class A shares, fiscal years ended August 31. The period ended 2000 represents, for Class B shares, the 169-day period ended August 31, 2000. Class B shares were not offered before March 15, 2000. Total returns for such periods are based on activity during the period and thus are not representative of a full year. Total returns exclude all sales charges, including contingent deferred sales charges.

(2) Based on average shares outstanding.

(3) Annualized.

(4) Represents portfolio turnover rate (equivalent for all share classes) for the year ended August 31, 2000.









INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF TRUSTEES OF THE AMERICAN FUNDS
TAX-EXEMPT SERIES II AND SHAREHOLDERS OF
THE TAX-EXEMPT FUND OF CALIFORNIA:

We have audited the accompanying statement of assets and liabilities of The American Funds Tax-Exempt Series II-- The Tax-Exempt Fund of California (the "Fund" ), including the investment portfolio, as of August 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended for Class A shares and the period March 15, 2000 through August 31, 2000 for Class B shares. These financial statements and per-share data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per-share data and ratios based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000 by correspondence with the custodian and brokers; where replies were not received, we performed other procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and per-share data and ratios referred to above present fairly, in all material respects, the financial position of The American Funds Tax-Exempt Series II -- The Tax-Exempt Fund of California as of August 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended for Class A shares and the period March 15, 2000 through August 31, 2000 for Class B shares, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche, LLP
Los Angeles, California
October 2, 2000



August 31, 2000

TAX INFORMATION (UNAUDITED)
We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

During the fiscal year ended August 31, 2000, the fund paid a long-term capital gain distribution of $725,000.

Shareholders may exclude from federal taxable income any exempt-interest dividends paid from net investment income. All of the dividends paid from net investment income for Class A and Class B qualify as exempt-interest dividends. Any distributions paid from realized net short-term or long-term capital gains are not exempt from federal taxation.

SINCE THE AMOUNTS ABOVE ARE REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2001 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2000 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.



                                     PART C
                                OTHER INFORMATION
                       THE TAX-EXEMPT FUND OF CALIFORNIA

ITEM 23.  EXHIBITS

(a) Previously filed (see Post-Effective Amendment No. 19 filed 3/9/00)
(b) Previously filed (see Post-Effective Amendment No. 15 filed 10/29/97)
(c) Previously filed (see Post-Effective Amendment No. 19 filed 3/9/00)
(d) Previously filed (see Post-Effective Amendment No. 19 filed 3/9/00)
(e) Previously filed (see Post-Effective Amendment No. 19 filed 3/9/00)
(f) None
(g)  Previously filed (see Post-Effective Amendment No. 15 filed 10/29/97)
(h) None
(i) Previously filed (see Post-Effective Amendment No. 19 filed 3/9/00)
(j) Consent of Independent Auditors
(k) None
(l) Previously filed (see Post-Effective Amendment No. 15 filed 10/29/97)
(m) Previously filed (see Post-Effective Amendment No. 19 filed 3/9/00)
(n) Previously filed (see Post-Effective Amendment No. 19 filed 3/9/00)
(o) None
(p) Previously filed (see Post-Effective Amendment No. 19 filed 3/9/00)

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  None

ITEM 25.  INDEMNIFICATION

  Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company, and ICI Mutual Insurance Company which insures its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

 ITEM 25.  INDEMNIFICATION (CONTINUED)

  Article VI of the Trust's By-Laws states:

   (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith or in a manner reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

 (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

 (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

 ITEM 25.  INDEMNIFICATION (CONTINUED)

 (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, and are disinterested Trustees or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion.

 (e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking and security by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.

 (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

 (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.

 (h) Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee, officer, distributor, investment adviser or controlling shareholder of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

 (i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article.

  Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the SEC. Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel.

 ITEM 25.  INDEMNIFICATION (CONTINUED)

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

  None

ITEM 27. PRINCIPAL UNDERWRITERS

  (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)                 (1)                                                        (2)                  (3)



       NAME AND PRINCIPAL                     POSITIONS AND OFFICES              POSITIONS AND OFFICES

          BUSINESS ADDRESS                      WITH UNDERWRITER                   WITH REGISTRANT



       David L. Abzug                         Vice President                     None

       27304 Park Vista Road

       Agoura Hills, CA 91301



       John A. Agar                           Vice President                     None

       1501 N. University, Suite 227A

       Little Rock, AR 72207



       Robert B. Aprison                      Vice President                     None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard                     Vice President                     None



       Steven L. Barnes                       Senior Vice President              None

       5400 Mount Meeker Road

       Suite 1

       Boulder, CO  80301-3508



B      Carl R. Bauer                          Vice President                     None



       Michelle A. Bergeron                   Senior Vice President              None

       4160 Gateswalk Drive

       Smyrna, GA 30080



       J. Walter Best, Jr.                    Regional Vice President            None

       9013 Brentmeade Blvd.

       Brentwood, TN 37027



       Joseph T. Blair                        Senior Vice President              None

       148 E. Shore Ave.

       Groton Long Point, CT 06340



       John A. Blanchard                      Vice President                     None

       6421 Aberdeen Road

       Mission Hills, KS  66208



       Ian B. Bodell                          Senior Vice President              None

       P.O. Box 1665

       Brentwood, TN  37024-1665



       Mick L. Brethower                      Senior Vice President              None

       2320 North Austin Avenue

       Georgetown, TX 78626



       Alan Brown                             Vice President                     None

       4129 Laclede Avenue

       St. Louis, MO 63108



B      J. Peter Burns                         Vice President                     None



       Brian C. Casey                         Vice President                     None

       8002 Greentree Road

       Bethesda, MD  20817



       Victor C. Cassato                      Senior Vice President              None

       609 W. Littleton Blvd., Suite 310

       Greenwood Village, CO  80120



       Christopher J. Cassin                  Senior Vice President              None

       19 North Grant Street

       Hinsdale, IL  60521



       Denise M. Cassin                       Vice President                     None

       1301 Stoney Creek Drive

       San Ramon, CA  94538



L      Larry P. Clemmensen                    Director                           None



L      Kevin G. Clifford                      Director, President and Co-Chief Executive Officer   None





       Ruth M. Collier                        Senior Vice President              None

       29 Landsdowne Drive

       Larchmont, NY 10538



S      David Coolbaugh                        Assistant Vice President           None



H      Carlo O. Cordasco                      Assistant Vice President           None



       Thomas E. Cournoyer                    Vice President                     None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Douglas A. Critchell                   Senior Vice President              None

       3521 Rittenhouse Street, N.W.

       Washington, D.C.  20015



L      Carl D. Cutting                        Vice President                     None



       William F. Daugherty                   Regional Vice President            None

       1216 Highlander Way

       Mechanicsburg, PA 17055



       Daniel J. Delianedis                   Vice President                     None

       8689 Braxton Drive

       Eden Prairie, MN  55347



       Michael A. DiLella                     Vice President                     None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill                        Senior Vice President              None
       505 E. Main Street

       Jenks, OK  74037



       Kirk D. Dodge                          Senior Vice President              None

       2627 Mission Street

       San Marino, CA  91108



       Peter J. Doran                         Director, Executive Vice           None
                                              President

       100 Merrick Road, Suite 216W

       Rockville Centre, NY 11570



L      Michael J. Downer                      Secretary                          Vice President



       Robert W. Durbin                       Vice President                     None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards                       Senior Vice President              None



       John Fodor                             Senior Vice President              None

       15 Latisquama Road

       Southborough, MA  01772



       Daniel B. Frick                        Regional Vice President            None

       845 Western Avenue

       Glen Ellyn, IL 60137



       Clyde E. Gardner                       Senior Vice President              None

       Route 2, Box 3162

       Osage Beach, MO  65065



B      Evelyn K. Glassford                    Vice President                     None



       Jeffrey J. Greiner                     Vice President                     None

       12210 Taylor Road

       Plain City, OH  43064



L      Paul G. Haaga, Jr.                     Director                           Chairman and Trustee



B      Mariellen Hamann                       Assistant Vice President           None



       David E. Harper                        Senior Vice President              None

       150 Old Franklin School Road

       Pittstown, NJ 08867



H      Mary Pat Harris                        Assistant Vice President           None



       Ronald R. Hulsey                       Senior Vice President              None

       6744 Avalon

       Dallas, TX  75214



       Robert S. Irish                        Vice President                     None

       1225 Vista Del Mar Drive

       Delray Beach, FL  33483



       Michael J. Johnston                    Director                           None

       630 Fifth Avenue, 36th Floor

       New York, NY  10111



B      Damien M. Jordan                       Vice President                     None



       John P. Keating                        Regional Vice President            None

       2285 Eagle Harbor Parkway

       Orange Park, FL 32073



       Andrew R. LeBlanc                      Regional Vice President            None

       10 Saint James Street South

       Garden City, NY 11530



       Arthur J. Levine                       Senior Vice President              None

       12558 Highlands Place

       Fishers, IN  46038



B      Karl A. Lewis                          Assistant Vice President           None



       T. Blake Liberty                       Vice President                     None

       5506 East Mineral Lane

       Littleton, CO  80122



       Mark J. Lien                           Regional Vice President            None

       5570 Beechwood Terrace

       West Des Moines, IA 50266



L      Lorin E. Liesy                         Vice President                     None



LW     Robert W. Lovelace                     Director                           None



       Stephen A. Malbasa                     Senior Vice President              None

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel                       Senior Vice President              None

       5241 South Race Street

       Littleton, CO  80121



L      J. Clifton Massar                      Director, Senior Vice              None
                                              President



L      E. Lee McClennahan                     Senior Vice President              None



       James R. McCrary                       Regional Vice President            None

       963 1st Street, #1

       Hermosa Beach, CA 90254



S      John V. McLaughlin                     Senior Vice President              None



       Terry W. McNabb                        Vice President                     None

       2002 Barrett Station Road

       St. Louis, MO  63131



       David R. Murray                        Vice President                     None

       1263 Brookwood Street

       Birmingham, MI 48009



       Stephen S. Nelson                      Vice President                     None

       P.O. Box 470528

       Charlotte, NC  28247-0528



       William E. Noe                         Vice President                     None

       304 River Oaks Road

       Brentwood, TN  37027



       Peter A. Nyhus                         Vice President                     None

       3084 Wilds Ridge Court

       Prior Lake, MN  55372



       Eric P. Olson                          Vice President                     None

       62 Park Drive

       Glenview, IL  60025



       Gary A. Peace                          Regional Vice President            None

       291 Kaanapali Drive

       Napa, CA 94558



       Samuel W. Perry                        Regional Vice President            None

       6133 Calle del Paisano

       Scottsdale, AZ 85251



       Fredric Phillips                       Senior Vice President              None

       175 Highland Avenue, 4th Floor

       Needham, MA  02494



B      Candance D. Pilgrim                    Assistant Vice President           None



       Carl S. Platou                         Vice President                     None

       7455 80th Place, S.E.

       Mercer Island, WA  98040



L      John O. Post                           Senior Vice President              None



S      Richard P. Prior                       Vice President                     None



       Steven J. Reitman                      Senior Vice President              None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts                       Vice President                     None

       P.O. Box 452

       Glenville, NC  28736



       George S. Ross                         Senior Vice President              None

       P.O. Box 376

       Southport, ME 04576



L      Julie D. Roth                          Vice President                     None



L      James F. Rothenberg                    Director                           None



       Douglas F. Rowe                        Vice President                     None

       414 Logan Ranch Road

       Georgetown, TX  78628



       Christopher S. Rowey                   Vice President                     None

       10538 Cheviot Drive

       Los Angeles, CA  90064



       Dean B. Rydquist                       Senior Vice President              None

       1080 Bay Pointe Crossing

       Alpharetta, GA  30005



       Richard R. Samson                      Senior Vice President              None

       4604 Glencoe Avenue, #4

       Marina del Rey, CA  90292



       Joseph D. Scarpitti                    Vice President                     None

       31465 St. Andrews

       Westlake, OH  44145



L      R. Michael Shanahan                    Director                           None



       Brad W. Short                          Regional Vice President            None

       1601 Seal Way

       Seal Beach, CA 90740



       David W. Short                         Chairman of the Board and          None

       1000 RIDC Plaza, Suite 212             Co-Chief Executive Officer

       Pittsburgh, PA 15238



       William P. Simon                       Senior Vice President              None

       912 Castlehill Lane

       Devon, PA 19333



       Rodney G. Smith                        Senior Vice President              None

       100 N. Central Expressway

       Suite 1214

       Richardson, TX  75080



S      Sherrie L. Snyder-Senft                Assistant Vice President           None



       Anthony L. Soave                       Regional Vice President            None

       8831 Morning Mist Drive

       Clarkston, MI 48348



L      Therese L. Souiller                    Assistant Vice President           None



       Nicholas D. Spadaccini                 Vice President                     None

       855 Markley Woods Way

       Cincinnati, OH  45230



L      Kristen J. Spazafumo                   Assistant Vice President           None



       Daniel S. Spradling                    Senior Vice President              None

       181 Second Avenue

       Suite 228

       San Mateo, CA  94401



LW     Eric H. Stern                          Director                           None



B      Max D. Stites                          Vice President                     None



       Thomas A. Stout                        Vice President                     None

       1004 Ditchley Road

       Virginia Beach, VA 23451



       Craig R. Strauser                      Vice President                     None

       3 Dover Way

       Lake Oswego, OR  97034



       Francis N. Strazzeri                   Senior Vice President              None

       3021 Kensington Trace

       Tarpon Springs, FL 34689



L      Drew W. Taylor                         Assistant Vice President           None



       Gary J. Thoma                          Regional Vice President            None

       604 Thelosen Drive

       Kimberly, WI 54136



L      James P. Toomey                        Vice President                     None



I      Christopher E. Trede                   Vice President                     None



       George F. Truesdail                    Senior Vice President              None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith                   Vice President                     None

       60 Reedland Woods Way

       Tiburon, CA  94920



       J. David Viale                         Regional Vice President            None

       204 Fernleaf Drive

       Corona Del Mar, CA 92625



       Thomas E. Warren                       Vice President                     None

       119 Faubel Street

       Sarasota, FL  34242



L      J. Kelly Webb                          Senior Vice President,             None

                                              Treasurer and Controller



       Gregory J. Weimer                      Vice President                     None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss                       Director                           None



       George J. Wenzel                       Regional Vice President            None

       251 Barden Road

       Bloomfield, MI 48304



H      J. D. Wiedmaier                        Assistant Vice President           None



       Timothy J. Wilson                      Vice President                     None

       113 Farmview Place

       Venetia, PA  15367



B      Laura L. Wimberly                      Vice President                     None

H      Marshall D. Wingo                      Director, Senior Vice              None
                                              President



L      Robert L. Winston                      Director, Senior Vice              None
                                              President



       William R. Yost                        Senior Vice President              None

       9320 Overlook Trail

       Eden Prairie, MN  55347



       Janet M. Young                         Regional Vice President            None

       1616 Vermont

       Houston, TX  77006



       Jonathan A. Young                      Regional Vice President            None

       329 Downing Drive

       Chesapeake, VA 23322



       Scott D. Zambon                        Regional Vice President            None

       2887 Player Lane

       Tustin Ranch, CA  92782


__________

L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

 Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, 3500 Wiseman Boulevard, San Antonio, Texas 78251 and 5300 Robin Hood Road, Norfolk, VA 23513.

 Registrant's records covering portfolio transactions are maintained and kept by its custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, New York 10081.

ITEM 29. MANAGEMENT SERVICES

 None

ITEM 30.  UNDERTAKINGS

 n/a

                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 27/th/ day of October, 2000.

  THE AMERICAN FUNDS TAX-EXEMPT SERIES II

   By /s/ Paul G. Haaga, Jr.
      (Paul G. Haaga, Jr., Chairman of the Board)

 Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on October 27, 2000, by the following persons in the capacities indicated.

         SIGNATURE                                TITLE



(1)      Principal Executive Officer:

          /s/ Abner D. Goldstine                  President and Trustee

            (Abner D. Goldstine)

(2)      Principal Financial Officer
         and Principal Accounting
         Officer:

          /s/ Anthony W. Hynes                    Treasurer

            (Anthony W. Hynes, Jr.)

(3)      Trustees:

         Richard G. Capen, Jr. *                  Trustee

         H. Frederick Christie*                   Trustee

         Don R. Conlan*                           Trustee

         Diane C. Creel*                          Trustee

         Martin Fenton*                           Trustee

         Leonard R. Fuller*                       Trustee

          /s/ Abner D. Goldstine                  President and Trustee

            (Abner D. Goldstine)

          /s/ Paul G. Haaga, Jr.                  Chairman and Trustee

            (Paul G. Haaga, Jr.)

         Richard G. Newman*                       Trustee

         Frank M. Sanchez*                        Trustee




*By   /s/ Julie F. Williams
 Julie F. Williams, Attorney-in-Fact

  Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

      /s/ Michael J. Downer
      (Michael J. Downer)